UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2014

Date of reporting period:	12/31/2013

Item 1. Schedule of Investments

Prudential Conservative Allocation Fund

Schedule of Investments

as of December 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	874,050	$8,591,916
Prudential Global Real Estate Fund (Class Q)	323,644	7,123,411
Prudential Government Income Fund, Inc. (Class Z)	918,530	8,569,889
Prudential High Yield Fund, Inc. (Class Q)	517,804	2,972,196
Prudential International Equity Fund (Class Z)	2,112,842	15,719,543
Prudential Jennison 20/20 Focus Fund (Class Q)	78,781	1,429,092
Prudential Jennison Equity Opportunity Fund (Class Z)	136,609	2,864,697
Prudential Jennison Growth Fund (Class Z)	74,291	2,151,468
Prudential Jennison Market Neutral Fund (Class Z)*	450,620	4,289,899
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	106,244	4,308,189
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	5,828	299,613
Prudential Jennison Small Company Fund, Inc. (Class Q)	75,978	2,153,964
Prudential Jennison Value Fund (Class Q)	146,634	3,016,254
Prudential Large-Cap Core Equity Fund (Class Z)	422,577	6,440,076
Prudential Mid-Cap Value Fund (Class Q)	221,569	4,296,218
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	4,147,536	47,116,012
Prudential Small-Cap Value Fund (Class Z)	114,223	2,146,252
Prudential Strategic Value Fund (Class Z)	448,389	6,595,803
Prudential Total Return Bond Fund, Inc. (Class Q)	817,171	11,432,220

TOTAL LONG-TERM INVESTMENTS (cost $117,116,956)		141,516,712

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,321,223)	1,321,223	1,321,223

TOTAL INVESTMENTS — 100.1% (cost $118,438,179)(a)(b)		142,837,935
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(148,646)

NET ASSETS — 100.0%		$142,689,289

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$119,597,821

Appreciation	23,367,961
Depreciation	(127,847)

Net Unrealized Appreciation	$23,240,114

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$141,516,712	$—	$—
Affiliated Money Market Mutual Fund	1,321,223	—	—

Total	$142,837,935	$—	$—

Prudential Moderate Allocation Fund

Schedule of Investments

as of December 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	890,158	$8,750,249
Prudential Global Real Estate Fund (Class Q)	396,213	8,720,652
Prudential Government Income Fund, Inc. (Class Z)	372,970	3,479,806
Prudential High Yield Fund, Inc. (Class Q)	309,486	1,776,449
Prudential International Equity Fund (Class Z)	3,875,995	28,837,405
Prudential Jennison 20/20 Focus Fund (Class Q)	193,653	3,512,859
Prudential Jennison Equity Opportunity Fund (Class Z)	334,270	7,009,647
Prudential Jennison Growth Fund (Class Z)	139,294	4,033,950
Prudential Jennison Market Neutral Fund (Class Z)*	733,721	6,985,028
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	216,168	8,765,596
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	6,738	346,419
Prudential Jennison Small Company Fund, Inc. (Class Q)	185,530	5,259,786
Prudential Jennison Value Fund (Class Q)	351,083	7,221,787
Prudential Large-Cap Core Equity Fund (Class Z)	804,281	12,257,240
Prudential Mid-Cap Value Fund (Class Q)	496,632	9,629,692
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	2,349,585	26,691,286
Prudential Small-Cap Value Fund (Class Z)	278,736	5,237,450
Prudential Strategic Value Fund (Class Z)	965,604	14,204,032
Prudential Total Return Bond Fund, Inc. (Class Q)	744,235	10,411,843

TOTAL LONG-TERM INVESTMENTS (cost $130,285,311)		173,131,176

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,709,855)	1,709,855	1,709,855

TOTAL INVESTMENTS — 100.1% (cost $131,995,166)(a)(b)		174,841,031
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(125,683)

NET ASSETS — 100.0%		$174,715,348

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$134,707,205

Appreciation	40,335,677
Depreciation	(201,851)

Net Unrealized Appreciation	$40,133,826

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$173,131,176	$—	$—
Affiliated Money Market Mutual Fund	1,709,855	—	—

Total	$174,841,031	$—	$—

Prudential Growth Allocation Fund

Schedule of Investments

as of December 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	95,917	$942,866
Prudential Global Real Estate Fund (Class Q)	215,170	4,735,888
Prudential Government Income Fund, Inc. (Class Z)	20,863	194,656
Prudential International Equity Fund (Class Z)	3,189,025	23,726,347
Prudential Jennison 20/20 Focus Fund (Class Q)	157,427	2,855,730
Prudential Jennison Equity Opportunity Fund (Class Z)	317,221	6,652,119
Prudential Jennison Growth Fund (Class Z)	72,348	2,095,196
Prudential Jennison Market Neutral Fund (Class Z)*	498,863	4,749,175
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	140,836	5,710,881
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	3,761	193,364
Prudential Jennison Small Company Fund, Inc. (Class Q)	151,051	4,282,282
Prudential Jennison Value Fund (Class Q)	283,145	5,824,299
Prudential Large-Cap Core Equity Fund (Class Z)	655,482	9,989,543
Prudential Mid-Cap Value Fund (Class Q)	269,719	5,229,850
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	114,266	1,298,058
Prudential Small-Cap Value Fund (Class Z)	227,601	4,276,618
Prudential Strategic Value Fund (Class Z)	653,795	9,617,324
Prudential Total Return Bond Fund, Inc. (Class Q)	119,009	1,664,935

TOTAL LONG-TERM INVESTMENTS (cost $66,117,836)		94,039,131

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $976,572)	976,572	976,572

TOTAL INVESTMENTS — 100.1% (cost $67,094,408)(a)(b)		95,015,703
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(133,877)

NET ASSETS — 100.0%		$94,881,826

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$69,506,516

Appreciation	25,640,273
Depreciation	(131,086)

Net Unrealized Appreciation	$25,509,187

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$94,039,131	$—	$—
Affiliated Money Market Mutual Fund	976,572	—	—

Total	$95,015,703	$—	$—

Prudential Jennison Growth Fund

Schedule of Investments

as of December 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 6.1%
Boeing Co. (The)	399,035	$54,464,287
Precision Castparts Corp.	192,111	51,735,492
Rolls-Royce Holdings PLC (United Kingdom)*	728,489	15,408,627
United Technologies Corp.	338,885	38,565,113

		160,173,519

Automobiles — 0.8%
Tesla Motors, Inc.*(a)	136,880	20,584,014

Beverages — 0.9%
Diageo PLC (United Kingdom)	753,123	24,957,549

Biotechnology — 8.4%
Alexion Pharmaceuticals, Inc.*	300,679	40,008,348
Biogen Idec, Inc.*	228,225	63,845,944
Celgene Corp.*	229,403	38,759,931
Gilead Sciences, Inc.*	603,813	45,376,547
Vertex Pharmaceuticals, Inc.*	416,156	30,920,391

		218,911,161

Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)	226,902	40,220,649
Morgan Stanley	578,421	18,139,283

		58,359,932

Chemicals — 2.3%
Monsanto Co.	508,736	59,293,181

Computers & Peripherals — 3.8%
Apple, Inc.	176,570	99,075,193

Energy Equipment & Services — 1.6%
FMC Technologies, Inc.*	269,185	14,054,149
Schlumberger Ltd.	308,821	27,827,860

		41,882,009

Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	380,252	45,253,791
Sprouts Farmers Market, Inc.*(a)	146,629	5,634,952
Whole Foods Market, Inc.	602,052	34,816,667

		85,705,410

Food Products — 2.1%
Mead Johnson Nutrition Co.	216,270	18,114,775
Mondelez International, Inc. (Class A Stock)	1,030,094	36,362,318

		54,477,093

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	951,139	36,457,158

Health Care Providers & Services — 1.0%
Express Scripts Holding Co.*	375,233	26,356,366

Hotels, Restaurants & Leisure — 3.3%
Chipotle Mexican Grill, Inc.*	49,842	26,554,821
Dunkin’ Brands Group, Inc.	566,767	27,318,169
Starbucks Corp.	418,175	32,780,738

		86,653,728

Internet & Catalog Retail — 8.0%
Amazon.com, Inc.*	242,152	96,567,796
Netflix, Inc.*	76,840	28,290,183
priceline.com, Inc.*	62,332	72,454,717
TripAdvisor, Inc.*(a)	154,545	12,800,962

		210,113,658

Internet Software & Services — 9.4%
eBay, Inc.*	408,801	22,439,087
Facebook, Inc. (Class A Stock)*	939,859	51,372,693
Google, Inc. (Class A Stock)*	100,972	113,160,330
LinkedIn Corp. (Class A Stock)*	206,074	44,683,025
Twitter, Inc.*(a)	228,529	14,545,871

		246,201,006

IT Services — 6.7%
MasterCard, Inc. (Class A Stock)	132,304	110,534,700
Visa, Inc. (Class A Stock)	285,302	63,531,049

		174,065,749

Life Sciences Tools & Services — 1.4%
Illumina, Inc.*(a)	343,123	37,956,266

Media — 3.8%
Discovery Communications, Inc. (Class A Stock)*(a)	370,067	33,461,458
Twenty-First Century Fox, Inc. (Class A Stock)(a)	424,635	14,938,659
Walt Disney Co. (The)(a)	663,409	50,684,448

		99,084,565

Oil, Gas & Consumable Fuels — 2.4%
Concho Resources, Inc.*	299,519	32,348,052
EOG Resources, Inc.	174,686	29,319,298

		61,667,350

Personal Products — 1.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	479,456	36,112,626

Pharmaceuticals — 6.8%
Allergan, Inc.	391,414	43,478,267
Bristol-Myers Squibb Co.	993,580	52,808,777
Merck & Co., Inc.	303,968	15,213,598
Novo Nordisk A/S (Denmark), ADR	217,204	40,130,611
Perrigo Co. PLC(a)	175,792	26,977,040

		178,608,293

Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	293,278	23,409,450

Road & Rail — 2.3%
Canadian Pacific Railway Ltd. (Canada)	199,144	30,134,470
Union Pacific Corp.	173,066	29,075,088

		59,209,558

Semiconductors & Semiconductor Equipment — 0.9%
ARM Holdings PLC (United Kingdom), ADR(a)	436,659	23,902,714

Software — 7.3%
Adobe Systems, Inc.*	427,890	25,622,053
FireEye, Inc.*(a)	125,677	5,480,774
Red Hat, Inc.*	593,187	33,242,199
Salesforce.com, Inc.*(a)	784,406	43,291,367
Splunk, Inc.*	380,224	26,109,982
Tableau Software, Inc. (Class A Stock)*(a)	75,550	5,207,662
VMware, Inc. (Class A Stock)*(a)	356,752	32,004,222
Workday, Inc. (Class A Stock)*(a)	230,576	19,174,700

		190,132,959

Specialty Retail — 4.2%
Inditex SA (Spain)	307,157	50,715,242
O’Reilly Automotive, Inc.*(a)	53,424	6,876,203
TJX Cos., Inc. (The)	805,782	51,352,487

		108,943,932

Textiles, Apparel & Luxury Goods — 6.5%
Luxottica Group SpA (Italy)	478,864	25,663,090
Michael Kors Holdings Ltd.*	308,057	25,011,148
NIKE, Inc. (Class B Stock)	630,286	49,565,691
Ralph Lauren Corp.	114,303	20,182,481
Swatch Group AG (The) (Switzerland)	39,710	26,319,939
Under Armour, Inc. (Class A Stock)*(a)	269,164	23,498,018

		170,240,367

TOTAL LONG-TERM INVESTMENTS (cost $1,418,465,006)		2,592,534,806

SHORT-TERM INVESTMENT — 10.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $276,574,362; includes $261,790,115 of cash collateral for securities on loan)(b)(c)	276,574,362	276,574,362

TOTAL INVESTMENTS — 109.8% (cost $1,695,039,368)(d)		2,869,109,168
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%		(255,046,983)

NET ASSETS — 100.0%		$2,614,062,185

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $257,374,015; cash collateral of $261,790,115 (included with liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,703,399,010

Appreciation	1,167,179,603
Depreciation	(1,469,445)

Net Unrealized Appreciation	$1,165,710,158

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,449,470,359	$143,064,447	$—
Affiliated Money Market Mutual Fund	276,574,362	—	—

Total	$2,726,044,721	$143,064,447	$—

Prudential Jennison Equity Opportunity Fund

Schedule of Investments

as of December 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS
Aerospace & Defense — 3.1%
Boeing Co. (The)	51,806	$7,071,001
United Technologies Corp.	69,686	7,930,267

		15,001,268

Air Freight & Logistics — 1.5%
FedEx Corp.	49,489	7,115,034

Airlines — 0.7%
Delta Air Lines, Inc.	118,094	3,244,042

Auto Components — 1.2%
Lear Corp.	70,247	5,687,900

Automobiles — 1.3%
Toyota Motor Corp. (Japan), ADR	51,701	6,303,386

Biotechnology — 1.1%
Vertex Pharmaceuticals, Inc.*	69,274	5,147,058

Capital Markets — 3.4%
Charles Schwab Corp. (The)	245,353	6,379,178
Evercore Partners, Inc. (Class A Stock)	72,605	4,340,327
Goldman Sachs Group, Inc. (The)	31,760	5,629,778

		16,349,283

Chemicals — 2.5%
Monsanto Co.	62,091	7,236,706
PPG Industries, Inc.	25,953	4,922,246

		12,158,952

Commercial Banks — 3.4%
PNC Financial Services Group, Inc. (The)	111,577	8,656,144
Wells Fargo & Co.	170,982	7,762,583

		16,418,727

Commercial Services & Supplies — 1.3%
Brink’s Co. (The)	177,683	6,066,098

Communications Equipment — 2.7%
Brocade Communications Systems, Inc.*	791,455	7,020,206
Juniper Networks, Inc.*	262,978	5,935,413

		12,955,619

Computers & peripherals — 2.9%
Apple, Inc.	14,099	7,911,090
Diebold, Inc.(a)	181,657	5,996,498

		13,907,588

Diversified Consumer Services — 0.6%
Houghton Mifflin Harcourt Co.*(a)	173,854	2,948,564

Diversified Financial Services — 3.0%
ING US, Inc.	174,641	6,138,631
JPMorgan Chase & Co.	137,322	8,030,591

		14,169,222

Diversified Telecommunication Services — 1.8%
Vivendi (France)	320,028	8,441,541

Energy Equipment & Services — 5.1%
Cameron International Corp.*	132,666	7,897,607
Schlumberger Ltd.	109,712	9,886,148
Superior Energy Services, Inc.*	240,126	6,389,753

		24,173,508

Food & Staples Retailing — 2.7%
CVS Caremark Corp.	87,948	6,294,438
Wal-Mart Stores, Inc.	86,550	6,810,620

		13,105,058

Food Products — 3.1%
Bunge Ltd.	44,086	3,619,901
Diamond Foods, Inc.*(a)	110,847	2,864,286
Mondelez International, Inc. (Class A Stock)	240,285	8,482,061

		14,966,248

Health Care Equipment & Supplies — 1.1%
Hologic, Inc.*(a)	224,206	5,011,004

Health Care Providers & Services — 2.8%
Express Scripts Holding Co.*	98,511	6,919,413
Universal Health Services, Inc. (Class B Stock)	78,970	6,417,102

		13,336,515

Health Care Technology — 1.0%
Allscripts Healthcare Solutions, Inc.*	299,615	4,632,048

Hotels, Restaurants & Leisure — 8.9%
Accor SA (France)	113,718	5,370,909
Carnival Corp.	160,603	6,451,423
Hilton Worldwide Holdings, Inc.*	47,700	1,061,325
Hyatt Hotels Corp. (Class A Stock)*	148,363	7,338,034
International Game Technology	419,940	7,626,110
Pinnacle Entertainment, Inc.*(a)	297,834	7,740,706
Wendy’s Co. (The)	819,927	7,149,763

		42,738,270

Independent Power Producers & Energy Traders — 1.4%
Calpine Corp.*	345,097	6,732,842

Industrial Conglomerates — 0.7%
Siemens AG (Germany)	24,851	3,407,548

Insurance — 3.2%
MetLife, Inc.	199,388	10,751,001
Symetra Financial Corp.	242,246	4,592,984

		15,343,985

Internet Software & Services — 1.5%
Google, Inc. (Class A Stock)*	6,583	7,377,634

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	113,201	6,473,965

Machinery — 1.9%
Dover Corp.	36,122	3,487,218
Terex Corp.	130,690	5,487,673

		8,974,891

Marine — 0.8%
Kirby Corp.*	39,601	3,930,399

Media — 5.9%
Comcast Corp. (Special Class A Stock)	108,848	5,429,338
Live Nation Entertainment, Inc.*	362,928	7,171,457
Nine Entertainment Co. Holdings Ltd. (Australia) *	1,179,600	2,074,925
Nine Entertainment Co. Holdings Ltd. 144A (Australia) *	1,430,288	2,515,887

Thomson Reuters Corp. (Canada)	136,889	5,177,142
Twenty-First Century Fox, Inc. (Class A Stock)	116,109	4,084,715
Viacom, Inc. (Class B Stock)	20,971	1,831,607

		28,285,071

Metals & Mining — 1.6%
Constellium NV (Netherlands) (Class A Stock)*	337,571	7,855,277

Oil, Gas & Consumable Fuels — 6.0%
Cobalt International Energy, Inc.*	154,241	2,537,264
CONSOL Energy, Inc.	247,655	9,420,796
EOG Resources, Inc.	39,140	6,569,258
Southwestern Energy Co.*	112,042	4,406,612
Suncor Energy, Inc. (Canada)	161,174	5,649,149

		28,583,079

Pharmaceuticals — 5.8%
Allergan, Inc.	48,914	5,433,367
Impax Laboratories, Inc.*	215,807	5,425,388
Merck & Co., Inc.	160,168	8,016,408
Pfizer, Inc.	284,206	8,705,230

		27,580,393

Semiconductors & Semiconductor Equipment — 3.1%
Altera Corp.	151,519	4,928,913
International Rectifier Corp.*	152,404	3,973,172
Xilinx, Inc.	126,481	5,808,004

		14,710,089

Software — 5.8%
Activision Blizzard, Inc.	279,936	4,991,259
Cadence Design Systems, Inc.*(a)	516,050	7,235,021
Fortinet, Inc.*	209,112	4,000,313
Microsoft Corp.	202,850	7,592,676
Rovi Corp.*	202,146	3,980,255

		27,799,524

Specialty Retail — 1.1%
GameStop Corp. (Class A Stock)	109,500	5,393,970

TOTAL LONG-TERM INVESTMENTS (cost $319,164,896)		456,325,600

SHORT-TERM INVESTMENT — 9.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $45,000,430; includes $22,943,991 of cash collateral received for securities on loan)(b)(c)	45,000,430	45,000,430

TOTAL INVESTMENTS — 104.8% (cost $364,165,326)(d)		501,326,030
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(23,168,083)

NET ASSETS — 100.0%		$478,157,947

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,358,232; cash collateral of $22,943,991 (included with liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$365,672,361

Appreciation	137,027,842
Depreciation	(1,374,173)

Net Unrealized Appreciation	$135,653,669

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$439,105,602	$17,219,998	$—
Affiliated Money Market Mutual Fund	45,000,430	—	$—

Total	$484,106,032	$17,219,998	$—

Prudential Asset Allocation Fund

Schedule of Investments

as of December 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS — 63.5%
Aerospace & Defense — 1.9%
Airbus Group NV (France)	925	$71,013
BAE Systems PLC (United Kingdom)	5,148	37,142
Boeing Co. (The)	3,800	518,662
Cobham PLC (United Kingdom)	1,871	8,517
Esterline Technologies Corp.*	500	50,980
Finmeccanica SpA (Italy)*	747	5,670
General Dynamics Corp.	16,200	1,547,910
HEICO Corp.	1,675	97,066
Honeywell International, Inc.	6,700	612,179
L-3 Communications Holdings, Inc.	7,100	758,706
Meggitt PLC (United Kingdom)	1,217	10,655
Moog, Inc. (Class A Stock)*	400	27,176
Northrop Grumman Corp.	15,500	1,776,455
Raytheon Co.	17,300	1,569,110
Rolls-Royce Holdings PLC (United Kingdom) (Class C Stock)	2,989	63,222
Safran SA (France)	430	29,897
Singapore Technologies Engineering Ltd. (Singapore)	2,400	7,554
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	8,700	296,496
Teledyne Technologies, Inc.*	1,700	156,162
Thales SA (France)	146	9,409
United Technologies Corp.	500	56,900
Zodiac Aerospace (France)	53	9,392

		7,720,273

Air Freight & Logistics — 0.5%
Deutsche Post AG (Germany)	1,441	52,633
Forward Air Corp.	300	13,173
Kerry Logistics Network Ltd. (Hong Kong)*	500	711
Park-Ohio Holdings Corp.*	500	26,200
TNT Express NV (Netherlands)	501	4,660
Toll Holdings Ltd. (Australia)	1,069	5,437
United Parcel Service, Inc. (Class B Stock)	19,500	2,049,060
Yamato Holdings Co. Ltd. (Japan)	600	12,134

		2,164,008

Airlines — 0.1%
Alaska Air Group, Inc.	3,000	220,110
Allegiant Travel Co.	750	79,080
ANA Holdings, Inc. (Japan)(a)	1,800	3,596
Cathay Pacific Airways Ltd. (Hong Kong)	2,000	4,238
Deutsche Lufthansa AG (Germany)*	366	7,758
easyJet PLC (United Kingdom)	246	6,270
International Consolidated Airlines Group SA (United Kingdom)*	1,400	9,326
Japan Airlines Co. Ltd. (Japan)	50	2,467
Qantas Airways Ltd. (Australia)*	1,762	1,728
Republic Airways Holdings, Inc.*	3,800	40,622
Singapore Airlines Ltd. (Singapore)	1,000	8,260
Spirit Airlines, Inc.*	3,400	154,394

		537,849

Auto Components — 0.3%
Aisin Seiki Co. Ltd. (Japan)	350	14,230
BorgWarner, Inc.	11,100	620,601
Bridgestone Corp. (Japan)	1,000	37,887
CIE Generale des Etablissements Michelin (France)	290	30,856
Continental AG (Germany)	178	39,105
Dana Holding Corp.	6,000	117,720

Denso Corp. (Japan)	750	39,622
Federal-Mogul Corp.*	900	17,712
GKN PLC (United Kingdom)	2,455	15,213
Johnson Controls, Inc.	1,200	61,560
Koito Manufacturing Co Ltd. (Japan)	200	3,822
Modine Manufacturing Co.*	1,500	19,230
NGK Spark Plug Co. Ltd. (Japan)	300	7,110
NHK Spring Co. Ltd. (Japan)	300	3,390
NOK Corp. (Japan)	200	3,276
Nokian Renkaat OYJ (Finland)	171	8,200
Pirelli & C. SpA (Italy)	338	5,847
Shiloh Industries, Inc.*	600	11,700
Stanley Electric Co. Ltd. (Japan)	300	6,878
Sumitomo Rubber Industries Ltd. (Japan)	300	4,270
Tenneco, Inc.*	1,500	84,855
Tower International, Inc.*	3,300	70,620
Toyoda Gosei Co. Ltd. (Japan)	100	2,330
Toyota Boshoku Corp. (Japan)	100	1,250
Toyota Industries Corp. (Japan)	300	13,561
Valeo SA (France)	119	13,188

		1,254,033

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	526	61,770
Daihatsu Motor Co. Ltd. (Japan)	300	5,089
Daimler AG (Germany)	1,511	131,132
Fiat SpA (Italy)*	1,358	11,115
Ford Motor Co.	114,400	1,765,192
Fuji Heavy Industries Ltd. (Japan)	1,000	28,739
Honda Motor Co. Ltd. (Japan)	2,600	107,321
Isuzu Motors Ltd. (Japan)	1,900	11,850
Mazda Motor Corp. (Japan)*	4,300	22,283
Mitsubishi Motors Corp. (Japan)*	670	7,208
Nissan Motor Co. Ltd. (Japan)	4,000	33,520
Porsche Automobil Holding SE (Germany)	243	25,367
Renault SA (France)	306	24,626
Suzuki Motor Corp. (Japan)	600	16,168
Thor Industries, Inc.	3,900	215,397
Toyota Motor Corp. (Japan)	4,350	265,242
Volkswagen AG (Germany)	47	12,761
Winnebago Industries, Inc.*	1,300	35,685
Yamaha Motor Co. Ltd. (Japan)	500	7,517

		2,787,982

Beverages — 1.2%
Anheuser-Busch InBev NV (Belgium)	1,277	135,792
Asahi Group Holdings Ltd. (Japan)	600	16,932
Carlsberg A/S (Denmark) (Class B Stock)	170	18,811
Coca-Cola Amatil Ltd. (Australia)	905	9,736
Coca-Cola Bottling Co. Consolidated	600	43,914
Coca-Cola Co. (The)	30,440	1,257,476
Coca-Cola Enterprises, Inc.	12,500	551,625
Coca-Cola HBC AG (Switzerland)	308	9,014
Coca-Cola West Co. Ltd. (Japan)	100	2,118
Diageo PLC (United Kingdom)	3,946	130,765
Heineken Holding NV (Netherlands)	156	9,875
Heineken NV (Netherlands)	366	24,737
Kirin Holdings Co. Ltd. (Japan)	1,400	20,162
National Beverage Corp.*	1,500	30,240
PepsiCo, Inc.	31,600	2,620,904
Pernod-Ricard SA (France)	337	38,395

Remy Cointreau SA (France)	26	2,184
SABMiller PLC (United Kingdom)	1,501	77,264
Treasury Wine Estates Ltd. (Australia)	1,004	4,330

		5,004,274

Biotechnology — 1.5%
Acorda Therapeutics, Inc.*	3,600	105,120
Actelion Ltd. (Switzerland)	182	15,437
Alexion Pharmaceuticals, Inc.*	7,400	984,644
Alnylam Pharmaceuticals, Inc.*	2,100	135,093
Amgen, Inc.	14,100	1,609,656
Biogen Idec, Inc.*	7,100	1,986,225
Celgene Corp.*	2,200	371,712
CSL Ltd. (Australia)	782	48,208
Emergent Biosolutions, Inc.*	2,600	59,774
Genomic Health, Inc.*	2,100	61,467
Gilead Sciences, Inc.*	7,000	526,050
Grifols SA (Spain)	231	11,054
ImmunoGen, Inc.*	4,800	70,416
Immunomedics, Inc.*	2,000	9,200
Isis Pharmaceuticals, Inc.*	1,300	51,792
Ligand Pharmaceuticals, Inc.*	2,700	142,020
Novozymes A/S (Denmark)	339	14,319
PDL BioPharma, Inc.	2,300	19,412
Prothena Corp. PLC (Ireland)*	300	7,956
Regulus Therapeutics, Inc.*	700	5,173
Targacept, Inc.*	1,600	6,640

		6,241,368

Building Products — 0.3%
AAON, Inc.	1,950	62,303
AO Smith Corp.	4,200	226,548
Armstrong World Industries, Inc.*	3,200	184,352
Asahi Glass Co. Ltd. (Japan)	1,600	9,963
Assa Abloy AB (Sweden) (Class B Stock)	531	28,113
Cie de Saint-Gobain (France)	633	34,870
Daikin Industries Ltd. (Japan)	350	21,841
Geberit AG (Switzerland)	62	18,810
Insteel Industries, Inc.	1,100	25,003
LIXIL Group Corp. (Japan)	400	10,981
Masco Corp.	32,300	735,471
TOTO Ltd. (Japan)	500	7,931
Universal Forest Products, Inc.	1,000	52,140
USG Corp.*	600	17,028

		1,435,354

Capital Markets — 1.7%
3i Group PLC (United Kingdom)	1,507	9,630
Aberdeen Asset Management PLC (United Kingdom)	1,531	12,731
BGC Partners, Inc. (Class A Stock)	12,400	75,144
BlackRock, Inc.	1,400	443,058
Capital Southwest Corp.	200	6,974
Credit Suisse Group AG (Switzerland)	2,302	71,048
Daiwa Securities Group, Inc. (Japan)	2,600	26,040
Deutsche Bank AG (Germany)	1,582	76,002
E*TRADE Financial Corp.*	3,500	68,740
Evercore Partners, Inc. (Class A Stock)	900	53,802
Fifth Street Finance Corp.	1,500	13,875
Financial Engines, Inc.	1,000	69,480
Franklin Resources, Inc.	25,000	1,443,250

GAMCO Investors, Inc. (Class A Stock)	800	69,576
GFI Group, Inc.	2,400	9,384
Goldman Sachs Group, Inc. (The)	12,815	2,271,587
Hargreaves Lansdown PLC (United Kingdom)	339	7,615
HFF, Inc. (Class A Stock)*	1,500	40,275
ICAP PLC (United Kingdom)	890	6,666
Invesco Ltd. (Bermuda)	1,000	36,400
Investec PLC (United Kingdom)	878	6,377
Janus Capital Group Inc.	600	7,422
JMP Group, Inc.	300	2,220
Julius Baer Group Ltd. (Switzerland)	357	17,156
KCG Holdings, Inc. (Class A Stock)*	200	2,392
Ladenburg Thalmann Financial Services, Inc.*	1,400	4,382
Lazard Ltd. (Class A Stock)	800	36,256
Macquarie Group Ltd. (Australia)	466	22,872
MCG Capital Corp.	5,000	22,000
Mediobanca SpA (Italy)*	757	6,620
Morgan Stanley	16,700	523,712
New Mountain Finance Corp.	3,100	46,624
Nomura Holdings, Inc. (Japan)	5,800	44,821
Oppenheimer Holdings, Inc. (Class A Stock)	200	4,956
Partners Group Holding AG (Switzerland)	27	7,201
Piper Jaffray Cos.*	400	15,820
Raymond James Financial, Inc.	8,200	427,958
SBI Holdings, Inc. (Japan)	340	5,163
Schroders PLC (United Kingdom)	178	7,677
State Street Corp.	6,000	440,340
T. Rowe Price Group, Inc.	3,700	309,949
UBS AG (Switzerland)	5,795	110,959
Virtus Investment Partners, Inc.*	130	26,007
Westwood Holdings Group, Inc.	100	6,191

		6,916,352

Chemicals — 1.5%
A. Schulman, Inc.	2,200	77,572
Air Liquide SA (France)	495	70,059
Air Water, Inc. (Japan)	300	4,066
Akzo Nobel NV (Netherlands)	383	29,700
Arkema SA (France)	96	11,209
Asahi Kasei Corp. (Japan)	2,000	15,688
Axiall Corp.	300	14,232
BASF SE (Germany)	1,459	155,725
Croda International PLC (United Kingdom)	210	8,560
Daicel Corp. (Japan)	500	4,075
Dow Chemical Co. (The)	6,100	270,840
EMS-Chemie Holding AG (Switzerland)	13	4,635
Fuchs Petrolub AG (Germany)	58	5,682
FutureFuel Corp.	4,500	71,100
Givaudan SA (Switzerland)	13	18,597
HB Fuller Co.	1,700	88,468
Hitachi Chemical Co. Ltd. (Japan)	200	3,190
Incitec Pivot Ltd. (Australia)	2,615	6,273
Innophos Holdings, Inc.	400	19,440
International Flavors & Fragrances, Inc.	4,700	404,106
Israel Chemicals Ltd. (Israel)	712	5,939
Israel Corp. Ltd. (The) (Israel)*	4	2,106
Johnson Matthey PLC (United Kingdom)	317	17,249
JSR Corp. (Japan)	300	5,815
K+S AG (Germany)	267	8,227
Kaneka Corp. (Japan)	500	3,283
Kansai Paint Co. Ltd. (Japan)	400	5,915

Koninklijke DSM NV (Netherlands)	245	19,281
Koppers Holdings, Inc.	2,200	100,650
Kuraray Co. Ltd. (Japan)	600	7,162
Lanxess AG (Germany)	129	8,620
Linde AG (Germany)	294	61,560
LSB Industries, Inc.*	1,300	53,326
LyondellBasell Industries NV (Netherlands) (Class A Stock)	19,300	1,549,404
Mitsubishi Chemical Holdings Corp. (Japan)	2,400	11,107
Mitsubishi Gas Chemical Co., Inc. (Japan)	600	4,423
Mitsui Chemicals, Inc. (Japan)	1,300	3,143
Nitto Denko Corp. (Japan)	250	10,571
OM Group, Inc.*	1,200	43,692
Orica Ltd. (Australia)	580	12,403
PPG Industries, Inc.	8,000	1,517,280
Shin-Etsu Chemical Co. Ltd. (Japan)	600	35,094
Showa Denko KK (Japan)	3,000	4,255
Sika AG (Switzerland)	3	10,690
Solvay SA (Belgium)(a)	92	14,561
Stepan Co.	440	28,877
Sumitomo Chemical Co. Ltd. (Japan)	2,300	9,027
Syngenta AG (Switzerland)	148	59,007
Taiyo Nippon Sanso Corp. (Japan)	400	2,848
Teijin Ltd. (Japan)	1,500	3,341
Toray Industries, Inc. (Japan)	2,300	15,932
Ube Industries Ltd. (Japan)	1,500	3,213
Umicore SA (Belgium)	177	8,270
Westlake Chemical Corp.	9,400	1,147,458
Yara International ASA (Norway)	294	12,680

		6,089,626

Commercial Banks — 2.9%
Aozora Bank Ltd. (Japan)	1,600	4,534
Australia & New Zealand Banking Group Ltd. (Australia)	4,317	124,624
Banca Monte dei Paschi di Siena SpA (Italy)*	9,967	2,399
Bancfirst Corp.	500	28,030
Banco Bilbao Vizcaya Argentaria SA (Spain)	8,907	110,185
Banco de Sabadell SA (Spain)	5,403	14,108
Banco Espirito Santo SA (Portugal)*	2,874	4,104
Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	800	22,416
Banco Popular Espanol SA (Spain)*(a)	2,014	12,165
Banco Santander SA (Spain)	18,359	165,094
Bank Hapoalim BM (Israel)	1,556	8,718
Bank Leumi Le-Israel BM (Israel)*	1,944	7,939
Bank of East Asia Ltd. (Hong Kong)	2,000	8,490
Bank of Ireland (Ireland)*	33,531	11,686
Bank of Kentucky Financial Corp.	200	7,380
Bank of Kyoto Ltd. (The) (Japan)	500	4,180
Bank of Queensland Ltd. (Australia)	503	5,476
Bank of Yokohama Ltd. (The) (Japan)	1,900	10,601
Bankia SA (Spain)*	6,408	10,878
Barclays PLC (United Kingdom)	23,953	108,313
BBCN Bancorp, Inc.	1,500	24,885
Bendigo and Adelaide Bank Ltd. (Australia)	649	6,822
BNP Paribas SA (France)	1,560	121,692
BOC Hong Kong Holdings Ltd. (Hong Kong)	6,000	19,270
CaixaBank (Spain)	2,433	12,673
Camden National Corp.	500	21,110
Capital Bank Financial Corp.*	1,400	31,850
Cathay General BanCorp	1,300	34,749
Chemical Financial Corp.	1,200	38,004

Chiba Bank Ltd. (The) (Japan)	1,200	8,098
Chugoku Bank Ltd. (The) (Japan)	300	3,813
Citizens & Northern Corp.	800	16,504
Commerzbank AG (Germany)*	1,538	24,829
Commonwealth Bank of Australia (Australia)	2,536	176,701
Community Trust BanCorp, Inc.	1,200	54,192
Credit Agricole SA (France)*	1,588	20,357
Customers Bancorp, Inc.*	1,500	30,690
Danske Bank A/S (Denmark)*	1,042	23,936
DBS Group Holdings Ltd. (Singapore)	2,700	36,692
DNB ASA (Norway)	1,554	27,891
Eagle BanCorp, Inc.*	890	27,261
Enterprise Financial Services Corp.	800	16,336
Erste Group Bank AG (Austria)	410	14,293
Fidelity Southern Corp.	301	5,000
Fifth Third Bancorp	38,500	809,655
Financial Institutions, Inc.	1,700	42,007
First BanCorp	600	9,972
First BanCorp Puerto Rico*	5,300	32,807
First Community Bancshares, Inc.	1,900	31,730
First Interstate Bancsystem, Inc.	2,500	70,925
First Merchants Corp.	500	11,380
First NBC Bank Holding Co.*	1,000	32,300
FirstMerit Corp.	1,400	31,122
Fukuoka Financial Group, Inc. (Japan)	1,300	5,706
Great Southern BanCorp, Inc.	400	12,164
Gunma Bank Ltd. (The) (Japan)	600	3,352
Hachijuni Bank Ltd. (The) (Japan)	600	3,503
Hang Seng Bank Ltd. (Hong Kong)	1,200	19,490
Hanmi Financial Corp.	1,800	39,402
Hiroshima Bank Ltd. (The) (Japan)	800	3,315
Hokuhoku Financial Group, Inc. (Japan)	1,900	3,799
Horizon BanCorp	550	13,932
HSBC Holdings PLC (United Kingdom)	29,699	325,923
Huntington Bancshares, Inc.	112,500	1,085,625
International Bancshares Corp.	2,700	71,253
Intesa Sanpaolo SpA (Italy)	18,482	45,460
Iyo Bank Ltd. (The) (Japan)	400	3,924
Joyo Bank Ltd. (The) (Japan)	1,200	6,136
KBC Groep NV (Belgium)	365	20,752
KeyCorp	92,800	1,245,376
Lloyds Banking Group PLC (United Kingdom)*	77,799	102,087
MainSource Financial Group, Inc.	3,000	54,090
Merchants Bancshares, Inc.	200	6,700
MidWestone Financial Group, Inc.	200	5,440
Mitsubishi UFJ Financial Group, Inc. (Japan)	20,100	133,452
Mizrahi Tefahot Bank Ltd. (Israel)	180	2,356
Mizuho Financial Group, Inc. (Japan)	36,460	79,156
National Australia Bank Ltd. (Australia)	3,683	114,954
National Bank Holdings Corp.	700	14,980
Natixis (France)	1,362	8,013
Nishi-Nippon City Bank Ltd. (The) (Japan)	1,000	2,694
Nordea Bank AB (Sweden)	4,791	64,596
OFG Bancorp	3,300	57,222
Oversea-Chinese Banking Corp. Ltd. (Singapore)	4,074	33,021
Peoples BanCorp, Inc.	1,100	24,761
PNC Financial Services Group, Inc. (The)	7,500	581,850
Preferred Bank*	600	12,030
PrivateBanCorp, Inc.	2,600	75,218
Raiffeisen Bank International AG (Austria)	76	2,684

Resona Holdings, Inc. (Japan)	3,200	16,328
Royal Bank of Scotland Group PLC (United Kingdom)*	2,905	16,361
Sandy Spring BanCorp, Inc.	600	16,914
Seven Bank Ltd. (Japan)	1,200	4,693
Shinsei Bank Ltd. (Japan)	2,600	6,365
Shizuoka Bank Ltd. (The) (Japan)	900	9,613
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,415	31,905
Societe Generale SA (France)	1,116	64,896
Southwest Bancorp, Inc.*	200	3,184
Standard Chartered PLC (United Kingdom)	3,789	85,582
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,017	104,891
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,280	27,938
Suruga Bank Ltd. (Japan)	300	5,387
Susquehanna Bancshares, Inc.	10,700	137,388
Svenska Handelsbanken AB (Sweden) (Class A Stock)	793	38,989
Swedbank AB (Sweden) (Class A Stock)	1,440	40,564
Trico Bancshares	500	14,185
UniCredit SpA (Italy)	6,902	50,914
Unione di Banche Italiane SCPA (Italy)	1,329	9,010
United Community Banks, Inc.*	5,600	99,400
United Overseas Bank Ltd. (Singapore)	2,000	33,774
Univest Corp. of Pennsylvania	600	12,408
Washington Trust BanCorp, Inc.	200	7,444
Webster Financial Corp.	3,400	106,012
Wells Fargo & Co.	87,141	3,956,201
WesBanco, Inc.	1,700	54,400
West Bancorporation, Inc.	800	12,656
Westpac Banking Corp. (Australia)	5,031	145,842
Wilshire Bancorp, Inc.	1,200	13,116
Yamaguchi Financial Group, Inc. (Japan)	300	2,782

		11,954,424

Commercial Services & Supplies — 0.2%
Aggreko PLC (United Kingdom)	415	11,770
Babcock International Group PLC (United Kingdom)	576	12,943
Brambles Ltd. (Australia)	2,476	20,286
Brink’s Co. (The)	900	30,726
Courier Corp.	900	16,281
Dai Nippon Printing Co. Ltd. (Japan)	900	9,560
Deluxe Corp.	2,700	140,913
Edenred (France)	315	10,547
G4S PLC (United Kingdom)	2,467	10,734
Herman Miller, Inc.	300	8,856
Kimball International, Inc. (Class B Stock)	500	7,515
Knoll, Inc.	2,600	47,606
Mine Safety Appliances Co.	400	20,484
Performant Financial Corp.*	5,300	54,590
Secom Co. Ltd. (Japan)	300	18,100
Securitas AB (Sweden) (Class B Stock)	486	5,171
Serco Group PLC (United Kingdom)	773	6,390
Societe BIC SA (France)	45	5,515
Steelcase, Inc. (Class A Stock)	7,700	122,122
Toppan Printing Co. Ltd. (Japan)	900	7,204
UniFirst Corp.	1,200	128,400
Viad Corp.	1,300	36,114
West Corp.	400	10,284

		742,111

Communications Equipment — 1.5%
Alcatel-Lucent (France)*(a)	4,381	19,442

Aruba Networks, Inc.*	3,300	59,070
Aviat Networks, Inc.*	1,100	2,486
Cisco Systems, Inc.	105,166	2,360,977
Digi International, Inc.*	800	9,696
Harmonic, Inc.*	8,100	59,778
Harris Corp.	6,500	453,765
Ixia*	8,700	115,797
Juniper Networks, Inc.*	25,200	568,764
Nokia OYJ (Finland)*	5,953	48,100
Plantronics, Inc.	2,500	116,125
QUALCOMM, Inc.	29,200	2,168,100
ShoreTel, Inc.*	3,400	31,552
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	4,838	59,070
Ubiquiti Networks, Inc.*	2,500	114,900

		6,187,622

Computers & Peripherals — 2.5%
Apple, Inc.	12,100	6,789,431
Electronics for Imaging, Inc.*	1,500	58,095
EMC Corp.	45,700	1,149,355
Hewlett-Packard Co.	73,000	2,042,540
Immersion Corp.*	2,600	26,988
NEC Corp. (Japan)	4,000	9,029
Western Digital Corp.	4,800	402,720

		10,478,158

Construction & Engineering — 0.5%
ACS Actividades de Construccion y Servicios SA (Spain)	223	7,687
AECOM Technology Corp.*	9,800	288,414
Argan, Inc.	1,000	27,560
Bouygues SA (France)	296	11,194
Chiyoda Corp. (Japan)	300	4,355
EMCOR Group, Inc.	1,900	80,636
Ferrovial SA (Spain)	625	12,107
Hochtief AG (Germany)	48	4,108
Jacobs Engineering Group, Inc.*	16,800	1,058,232
JGC Corp. (Japan)	300	11,773
Kajima Corp. (Japan)	1,300	4,889
Kinden Corp. (Japan)	200	2,094
Koninklijke Boskalis Westminster NV (Netherlands)	120	6,347
Leighton Holdings Ltd. (Australia)	269	3,885
Obayashi Corp. (Japan)	1,000	5,704
OCI NV (Netherlands)*	144	6,485
Primoris Services Corp.	200	6,226
Quanta Services, Inc.*	14,700	463,932
Shimizu Corp. (Japan)	1,000	5,053
Skanska AB (Sweden) (Class B Stock)	588	12,029
Taisei Corp. (Japan)	1,500	6,826
Vinci SA (France)	737	48,444

		2,077,980

Construction Materials
Boral Ltd. (Australia)	1,220	5,218
CRH PLC (Ireland)	1,159	29,371
Fletcher Building Ltd. (New Zealand)	1,071	7,505
HeidelbergCement AG (Germany)	224	17,010
Holcim Ltd. (Switzerland)	364	27,214
Imerys SA (France)	53	4,614
James Hardie Industries PLC (Ireland)	681	7,904

Lafarge SA (France)	297	22,293
Taiheiyo Cement Corp. (Japan)	2,000	7,692
United States Lime & Minerals, Inc.*	100	6,117

		134,938

Consumer Finance — 0.4%
Acom Co. Ltd. (Japan)*	1,000	3,407
AEON Financial Service Co. Ltd. (Japan)	100	2,682
Capital One Financial Corp.	4,100	314,101
Credit Acceptance Corp.*	840	109,192
Credit Saison Co. Ltd. (Japan)	200	5,272
DFC Global Corp.*	3,000	34,350
Discover Financial Services	16,200	906,390
Ezcorp., Inc. (Class A Stock)*	3,300	38,577
Nelnet, Inc. (Class A Stock)	4,400	185,416

		1,599,387

Containers & Packaging
Amcor Ltd. (Australia)	1,866	17,626
Graphic Packaging Holding Co.*	2,800	26,880
Orora Ltd. (Australia)*	1,866	1,933
Rexam PLC (United Kingdom)	1,224	10,769
Toyo Seikan Group Holdings Ltd. (Japan)	300	6,458

		63,666

Distributors
Core-Mark Holding Co, Inc.	1,300	98,709
Jardine Cycle & Carriage Ltd. (Singapore)	200	5,714

		104,423

Diversified Consumer Services — 0.2%
American Public Education, Inc.*	1,600	69,552
Benesse Holdings, Inc. (Japan)	150	6,026
Graham Holdings Co.*	1,300	862,316
Grand Canyon Education, Inc.*	1,700	74,120
Lincoln Educational Services Corp.	900	4,482

		1,016,496

Diversified Financial Services — 2.5%
ASX Ltd. (Australia)	308	10,129
Bank of America Corp.	75,845	1,180,907
Berkshire Hathaway, Inc. (Class B Stock)*	11,300	1,339,728
Citigroup, Inc.	56,870	2,963,496
Deutsche Boerse AG (Germany)	307	25,442
Eurazeo (France)	48	3,765
Exor SpA (Italy)	155	6,161
First Pacific Co. Ltd. (China)	4,000	4,561
Groupe Bruxelles Lambert SA (Belgium)	125	11,483
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	1,800	30,088
Industrivarden AB (Sweden) (Class C Stock)	183	3,482
ING Groep NV (Netherlands) (Class B Stock)*	5,978	83,504
Investment AB Kinnevik (Sweden)	355	16,458
Investor AB (Sweden) (Class B Stock)	724	24,952
JPMorgan Chase & Co.	63,230	3,697,690
London Stock Exchange Group PLC (United Kingdom)	257	7,393
Marlin Business Services Corp.	700	17,640
McGraw-Hill Financial, Inc.	9,000	703,800
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	900	5,533
ORIX Corp. (Japan)	1,990	34,968
Pargesa Holding SA (Switzerland)	40	3,222
Pohjola Bank PLC (Finland) (Class A Stock)	197	3,950
Singapore Exchange Ltd. (Singapore)	1,300	7,497
Wendel SA (France)	51	7,434

		10,193,283

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	62,010	2,180,272
Atlantic Tele-Network, Inc.	700	39,599
Belgacom SA (Belgium)	236	6,984
Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	2,949	5,001
BT Group PLC (United Kingdom) (Class A Stock)	12,528	79,001
Cbeyond, Inc.*	1,100	7,590
CenturyLink, Inc.	28,000	891,800
Deutsche Telekom AG (Germany)	4,553	78,449
Elisa OYJ (Finland)	215	5,697
HKT Trust and HKT Ltd. (Hong Kong)	4,000	3,958
IDT Corp. (Class B Stock)	400	7,148
Iliad SA (France)	35	7,171
Inmarsat PLC (United Kingdom)	715	8,965
Koninklijke KPN NV (Netherlands)*	5,091	16,450
Nippon Telegraph & Telephone Corp. (Japan)	700	37,702
Orange SA (France)	2,948	36,600
PCCW Ltd. (Hong Kong)	6,200	2,774
Portugal Telecom SGPS SA (Portugal)	974	4,240
Premiere Global Services, Inc.*	2,900	33,611
Singapore Telecommunications Ltd. (Singapore)	12,700	36,933
Swisscom AG (Switzerland)	37	19,554
TDC A/S (Denmark)	1,162	11,271
Telecom Corp. of New Zealand Ltd. (New Zealand)	2,896	5,497
Telecom Italia SpA (Italy)	15,997	15,952
Telecom Italia SpA-RSP (Italy)	9,349	7,336
Telefonica Deutschland Holding AG (Germany)	446	3,686
Telefonica SA (Spain)	6,429	105,119
Telekom Austria AG (Austria)	322	2,438
Telenor ASA (Norway)	1,116	26,665
TeliaSonera AB (Sweden)	3,786	31,577
Telstra Corp. Ltd. (Australia)	6,923	32,494
Verizon Communications, Inc.	23,250	1,142,505
Vivendi SA (France)	1,896	50,012
Vonage Holdings Corp.*	2,900	9,657
Ziggo NV (Netherlands)	225	10,289

		4,963,997

Electric Utilities — 0.8%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,000	6,321
Chubu Electric Power Co., Inc. (Japan)	1,000	12,928
Chugoku Electric Power Co., Inc. (The) (Japan)	500	7,785
CLP Holdings Ltd. (Hong Kong)	2,800	22,146
Contact Energy Ltd. (New Zealand)	574	2,424
Duke Energy Corp.	15,200	1,048,952
EDP — Energias de Portugal SA (Portugal)	3,191	11,721
El Paso Electric Co.	2,900	101,819
Electricite de France SA (France)	375	13,266
Enel SpA (Italy)	10,464	45,659
Exelon Corp.(a)	7,700	210,903
Fortum OYJ (Finland)	689	15,763
Hokkaido Electric Power Co., Inc. (Japan)*	300	3,452
Hokuriku Electric Power Co. (Japan)	300	4,074
Iberdrola SA (Spain)	7,553	48,202
IDACORP., Inc.	2,400	124,416
Kansai Electric Power Co., Inc. (The) (Japan)*	900	10,358
Kyushu Electric Power Co., Inc. (Japan)*	700	8,940
Power Assets Holdings Ltd. (China)	2,000	15,921

PPL Corp.	43,200	1,299,888
Red Electrica Corp. SA (Spain)	168	11,216
Shikoku Electric Power Co., Inc. (Japan)*	300	4,499
SP AusNet (Australia)	2,330	2,595
SSE PLC (United Kingdom)	1,533	34,836
Terna Rete Elettrica Nazionale SpA (Italy)	2,338	11,676
Tohoku Electric Power Co., Inc. (Japan)*	700	7,886
Tokyo Electric Power Co., Inc. (Japan)*	2,300	11,332
Xcel Energy, Inc.	13,800	385,572

		3,484,550

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	3,496	92,434
Alstom SA (France)	335	12,216
AMETEK, Inc.	1,200	63,204
Brady Corp. (Class A Stock)	2,500	77,325
Coleman Cable, Inc.	1,500	39,330
Emerson Electric Co.	12,600	884,268
Encore Wire Corp.	700	37,940
EnerSys, Inc.	2,100	147,189
Fuji Electric Co. Ltd. (Japan)	1,000	4,685
Legrand SA (France)	421	23,202
Mitsubishi Electric Corp. (Japan)	3,100	38,981
Nidec Corp. (Japan)	200	19,703
OSRAM Licht AG (Germany)*	127	7,163
Powell Industries, Inc.	200	13,398
Prysmian SpA (Italy)	293	7,544
Rockwell Automation, Inc.	3,900	460,824
Schneider Electric SA (France)	822	71,713
Sumitomo Electric Industries Ltd. (Japan)	1,200	20,059
Thermon Group Holdings, Inc.*	1,800	49,194
Vicor Corp.*	200	2,684

		2,073,056

Electronic Equipment, Instruments & Components — 0.6%
Aeroflex Holding Corp.*	300	1,950
Agilysys, Inc.*	300	4,176
Anixter International, Inc.	300	26,952
Arrow Electronics, Inc.*	8,200	444,850
Benchmark Electronics, Inc.*	3,400	78,472
Citizen Holdings Co. Ltd. (Japan)	400	3,375
Daktronics, Inc.	400	6,272
Fabrinet*	700	14,392
FUJIFILM Holdings Corp. (Japan)	700	19,870
Hamamatsu Photonics KK (Japan)	150	6,002
Hexagon AB (Sweden) (Class B Stock)	370	11,704
Hirose Electric Co. Ltd. (Japan)	50	7,128
Hitachi High-Technologies Corp. (Japan)	100	2,518
Hitachi Ltd. (Japan)	7,700	58,383
Hoya Corp. (Japan)	700	19,468
Ibiden Co. Ltd. (Japan)	200	3,745
Ingram Micro, Inc. (Class A Stock)*	12,100	283,866
Insight Enterprises, Inc.*	3,200	72,672
Jabil Circuit, Inc.	17,500	305,200
Keyence Corp. (Japan)	66	28,260
Kyocera Corp. (Japan)	500	24,996
Multi-Fineline Electronix, Inc.*	300	4,167
Murata Manufacturing Co. Ltd. (Japan)	350	31,127
Nippon Electric Glass Co. Ltd. (Japan)	600	3,152
Omron Corp. (Japan)	300	13,258

PC Connection, Inc.	1,300	32,305
Rogers Corp.*	800	49,200
Sanmina Corp.*	6,700	111,890
ScanSource, Inc.*	2,800	118,804
Shimadzu Corp. (Japan)	400	3,482
SYNNEX Corp.*	1,900	128,060
TDK Corp. (Japan)	200	9,595
TE Connectivity Ltd.	6,900	380,259
TTM Technologies, Inc.*	1,200	10,296
Universal Display Corp.*	1,000	34,360
Yaskawa Electric Corp. (Japan)	400	6,338
Yokogawa Electric Corp. (Japan)	400	6,150

		2,366,694

Energy Equipment & Services — 1.2%
Aker Solutions ASA (Norway)	251	4,494
AMEC PLC (United Kingdom)	473	8,540
Baker Hughes, Inc.	17,800	983,628
Bristow Group, Inc.	1,900	142,614
CGG (France)*	253	4,391
Dawson Geophysical Co.*	400	13,528
Dril-Quip, Inc.*	2,100	230,853
Ensco PLC (Class A Stock)	5,000	285,900
Fugro NV (Netherlands)	112	6,681
Global Geophysical Services, Inc.*	500	805
Helix Energy Solutions Group, Inc.*	5,200	120,536
Matrix Service Co.*	1,800	44,046
Petrofac Ltd. (United Kingdom)	402	8,148
Saipem SpA (Italy)	411	8,814
Schlumberger Ltd.	29,400	2,649,234
SEACOR Holdings, Inc.*	1,400	127,680
Seadrill Ltd. (Bermuda)	597	24,468
Subsea 7 SA (Luxembourg)	419	8,032
Technip SA (France)	162	15,594
Tenaris SA (Luxembourg)	751	16,365
Tesco Corp.*	1,100	21,758
TGC Industries, Inc.*	1,520	11,096
Transocean Ltd.	573	28,042
Willbros Group, Inc.*	400	3,768
WorleyParsons Ltd. (Australia)	321	4,775

		4,773,790

Food & Staples Retailing — 1.7%
Aeon Co. Ltd. (Japan) (Class A Stock)	1,000	13,557
Andersons, Inc. (The)	1,700	151,589
Arden Group, Inc.	100	12,651
Carrefour SA (France)	958	38,026
Casino Guichard Perrachon SA (France)	87	10,039
Colruyt SA (Belgium)	121	6,761
CVS Caremark Corp.	33,600	2,404,752
Delhaize Group SA (Belgium)	157	9,340
Distribuidora Internacional de Alimentacion SA (Spain)	949	8,497
FamilyMart Co. Ltd. (Japan)	100	4,569
J Sainsbury PLC (United Kingdom)	1,893	11,457
Jeronimo Martins SGPS SA (Portugal)	402	7,861
Koninklijke Ahold NV (Netherlands)	1,602	28,790
Kroger Co. (The)	32,600	1,288,678
Lawson, Inc. (Japan)	100	7,484
Metcash Ltd. (Australia)	1,342	3,790
Metro AG (Germany)	201	9,744
Olam International Ltd. (Singapore)	2,500	3,050

Seven & I Holdings Co. Ltd. (Japan)	1,150	45,789
Spartan Stores, Inc.	1,600	38,848
Tesco PLC (United Kingdom)	12,844	71,327
Village Super Market, Inc. (Class A Stock)	600	18,606
Wal-Mart Stores, Inc.	34,600	2,722,674
Weis Markets, Inc.	200	10,512
Wesfarmers Ltd. (Australia)	1,580	62,209
WM Morrison Supermarkets PLC (United Kingdom)	3,509	15,190
Woolworths Ltd. (Australia)	1,980	59,957

		7,065,747

Food Products — 0.8%
Ajinomoto Co., Inc. (Japan)	1,000	14,477
Archer-Daniels-Midland Co.	30,000	1,302,000
Aryzta AG (Switzerland)	137	10,527
Associated British Foods PLC (United Kingdom)	566	22,955
Barry Callebaut AG (Switzerland)	4	5,027
Cal-Maine Foods, Inc.	1,400	84,322
Chiquita Brands International, Inc.*	1,000	11,700
Danone SA (France)	890	64,207
Darling International, Inc.*	7,000	146,160
Dean Foods Co.*	24,500	421,155
General Mills, Inc.	4,700	234,577
Golden Agri-Resources Ltd. (Singapore)	11,000	4,762
J&J Snack Foods Corp.	300	26,577
J.M. Smucker Co. (The)	1,100	113,982
Kerry Group PLC (Ireland) (Class A Stock)	233	16,187
Kikkoman Corp. (Japan)	300	5,673
Lindt & Spruengli AG (Switzerland)	1	4,508
Meiji Holdings Co. Ltd. (Japan)	100	6,428
Nestle SA (Switzerland)	5,074	371,874
Nippon Meat Packers, Inc. (Japan)	300	5,156
Nisshin Seifun Group, Inc. (Japan)	550	5,688
Nissin Foods Holdings Co. Ltd. (Japan)	100	4,220
Orkla ASA (Norway)	1,198	9,364
Pilgrim’s Pride Corp.*	8,300	134,875
Seaboard Corp.*	16	44,720
Suedzucker AG (Germany)	130	3,512
Tate & Lyle PLC (United Kingdom)	724	9,712
Toyo Suisan Kaisha Ltd. (Japan)	100	3,004
Tyson Foods, Inc. (Class A Stock)	6,200	207,452
Unilever NV — CVA (Netherlands)	2,554	102,685
Unilever PLC (United Kingdom)	2,005	82,498
Wilmar International Ltd. (Singapore)	3,000	8,149
Yakult Honsha Co. Ltd. (Japan)	150	7,579
Yamazaki Baking Co. Ltd. (Japan)	200	2,052

		3,497,764

Gas Utilities — 0.2%
AGL Resources, Inc.	4,100	193,643
APA Group (Australia)	1,284	6,891
Chesapeake Utilities Corp.	800	48,016
Enagas SA (Spain)	339	8,855
Gas Natural SDG SA (Spain)	542	13,951
Hong Kong & China Gas Co. Ltd. (Hong Kong)	9,041	20,758
New Jersey Resources Corp.	2,900	134,096
Osaka Gas Co. Ltd. (Japan)	2,800	10,997
Snam SpA (Italy)	3,225	18,026
Southwest Gas Corp.	1,500	83,865
Toho Gas Co. Ltd. (Japan)	600	2,921

Tokyo Gas Co. Ltd. (Japan)	3,900	19,222
UGI Corp.	5,000	207,300

		768,541

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	49,600	1,901,168
Align Technology, Inc.*	2,100	120,015
Anika Therapeutics, Inc.*	300	11,448
ArthroCare Corp.*	300	12,072
Atrion Corp.	190	56,288
Baxter International, Inc.	8,300	577,265
Becton Dickinson and Co.	5,400	596,646
Cantel Medical Corp.	1,600	54,256
CareFusion Corp.*	6,400	254,848
Cochlear Ltd. (Australia)	88	4,636
Coloplast A/S (Denmark) (Class B Stock)	175	11,602
Covidien PLC (Ireland)	2,600	177,060
Cyberonics, Inc.*	1,700	111,367
Elekta AB (Sweden) (Class B Stock)	568	8,692
Essilor International SA (France)	324	34,476
Getinge AB (Sweden) (Class B Stock)	311	10,660
Hill-Rom Holdings, Inc.(a)	1,100	45,474
Invacare Corp.	3,800	88,198
Medtronic, Inc.	4,000	229,560
Merit Medical Systems, Inc.*	600	9,444
Olympus Corp. (Japan)*	400	12,687
Orthofix International NV*	1,900	43,358
Smith & Nephew PLC (United Kingdom)	1,400	19,996
Sonova Holding AG (Switzerland)	85	11,462
St. Jude Medical, Inc.	9,900	613,305
STERIS Corp.	2,700	129,735
Stryker Corp.	5,100	383,214
SurModics, Inc.*	1,400	34,146
Symmetry Medical, Inc.*	2,900	29,232
Sysmex Corp. (Japan)	150	8,860
Terumo Corp. (Japan)	200	9,656
Thoratec Corp.*	2,000	73,200
Vascular Solutions, Inc.*	1,300	30,095
West Pharmaceutical Services, Inc.	2,700	132,462
William Demant Holding A/S (Denmark)*	41	3,985

		5,850,568

Health Care Providers & Services — 1.3%
Addus Homecare Corp.*	500	11,225
Aetna, Inc.	2,100	144,039
Alfresa Holdings Corp. (Japan)	100	4,963
Celesio AG (Germany)	123	3,900
Cigna Corp.	11,300	988,524
Cross Country Healthcare, Inc.*	1,700	16,966
Express Scripts Holding Co.*	27,000	1,896,480
Fresenius Medical Care AG & Co. KGaA (Germany)	342	24,394
Fresenius SE & Co. KGaA (Germany)	199	30,601
HealthSouth Corp.	1,900	63,308
LHC Group, Inc.*	300	7,212
Magellan Health Services, Inc.*	1,000	59,910
Medipal Holdings Corp. (Japan)	200	2,640
Miraca Holdings, Inc. (Japan)	100	4,718
National Healthcare Corp.	1,000	53,910
Providence Service Corp. (The)*	1,700	43,724
Ramsay Health Care Ltd. (Australia)	231	8,940
Ryman Healthcare Ltd. (New Zealand)	257	1,660

Select Medical Holdings Corp.	5,100	59,211
Sonic Healthcare Ltd. (Australia)	590	8,756
Suzuken Co. Ltd. (Japan)	100	3,239
Triple-S Management Corp. (Class B Stock)*	1,200	23,328
UnitedHealth Group, Inc.	14,500	1,091,850
Wellcare Health Plans, Inc.*	1,400	98,588
WellPoint, Inc.	9,400	868,466

		5,520,552

Health Care Technology — 0.1%
Cerner Corp.*	5,400	300,996
Computer Programs & Systems, Inc.	600	37,086
MedAssets, Inc.*	1,700	33,711
Medidata Solutions, Inc.*	2,700	163,539
Omnicell, Inc.*	1,500	38,295
Quality Systems, Inc.	2,100	44,226

		617,853

Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)	253	11,949
AFC Enterprises, Inc.*	700	26,950
Carnival PLC (United Kingdom)	283	11,716
Cec Entertainment, Inc.	500	22,140
Compass Group PLC (United Kingdom)	2,893	46,447
Cracker Barrel Old Country Store, Inc.	400	44,028
Crown Ltd. (Australia)	622	9,385
Echo Entertainment Group Ltd. (Australia)	1,577	3,474
Flight Centre Ltd. (Australia)	85	3,620
Galaxy Entertainment Group Ltd. (Hong Kong)*	3,300	29,711
Genting Singapore PLC (Singapore)	9,500	11,297
InterContinental Hotels Group PLC (United Kingdom)	421	14,043
International Speedway Corp. (Class A Stock)	400	14,196
Jack in the Box, Inc.*	3,000	150,060
Marcus Corp.	1,700	22,848
Marriott Vacations Worldwide Corp.*	2,500	131,900
McDonald’s Corp.	23,268	2,257,694
McDonald’s Holdings Co. Japan Ltd. (Japan)	100	2,554
MGM China Holdings Ltd. (Cayman Islands)	1,600	6,848
Monarch Casino & Resort, Inc.*	400	8,032
Oriental Land Co. Ltd. (Japan)	100	14,421
Papa John’s International, Inc.	2,600	118,040
Ruth’s Hospitality Group, Inc.	1,700	24,157
Sands China Ltd. (Hong Kong)	3,800	31,142
Shangri-La Asia Ltd. (Bermuda)	2,000	3,905
SJM Holdings Ltd. (Hong Kong)	3,000	10,084
Sodexo (France)	146	14,806
Sonic Corp.*	5,500	111,045
Tabcorp Holdings Ltd. (Australia)	1,051	3,412
Tatts Group Ltd. (Australia)	2,230	6,183
Texas Roadhouse, Inc.	3,100	86,180
TUI Travel PLC (United Kingdom)	668	4,579
Whitbread PLC (United Kingdom)	278	17,301
William Hill PLC (United Kingdom)	1,338	8,920
Wyndham Worldwide Corp.	9,800	722,162
Wynn Macau Ltd. (Cayman Islands)	2,500	11,364

		4,016,593

Household Durables — 0.4%
Casio Computer Co. Ltd. (Japan)	400	4,902
CSS Industries, Inc.	600	17,208

Electrolux AB (Sweden) Series B	373	9,747
Helen of Troy Ltd.*	500	24,755
Husqvarna AB (Sweden) (Class B Stock)	644	3,878
La-Z-Boy, Inc. (Class Z Stock)	5,200	161,200
Libbey, Inc.*	1,000	21,000
NACCO Industries, Inc. (Class A Stock)	690	42,911
Panasonic Corp. (Japan)	3,500	40,800
Persimmon PLC (United Kingdom)	470	9,663
Rinnai Corp. (Japan)	50	3,895
Sekisui Chemical Co. Ltd. (Japan)	700	8,590
Sekisui House Ltd. (Japan)	900	12,594
Sharp Corp. (Japan)*	2,300	7,323
Sony Corp. (Japan)	1,600	27,581
Whirlpool Corp.	8,300	1,301,938

		1,697,985

Household Products — 1.1%
Colgate-Palmolive Co.	13,700	893,377
Henkel AG & Co. KGaA (Germany)	206	21,477
Kimberly-Clark Corp.	300	31,338
Oil-Dri Corp. of America	200	7,568
Procter & Gamble Co. (The)	41,375	3,368,339
Reckitt Benckiser Group PLC (United Kingdom)	1,028	81,661
Svenska Cellulosa AB (Sweden) (Class B Stock)	928	28,590
Unicharm Corp. (Japan)	200	11,412

		4,443,762

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)	55,300	802,403
Electric Power Development Co. Ltd. (Japan)	200	5,831
Enel Green Power SpA (Italy)	2,716	6,833

		815,067

Industrial Conglomerates — 1.1%
3M Co.	9,600	1,346,400
General Electric Co.	95,350	2,672,661
Hopewell Holdings Ltd. (Hong Kong)	1,000	3,391
Hutchison Whampoa Ltd. (Hong Kong)	3,400	46,328
Keppel Corp. Ltd. (Singapore)	2,300	20,430
Koninklijke Philips NV (Netherlands)	1,522	56,042
NWS Holdings Ltd. (Bermuda)	2,100	3,205
SembCorp Industries Ltd. (Singapore)	1,500	6,544
Siemens AG (Germany)	1,248	171,125
Smiths Group PLC (United Kingdom)	609	14,954
Toshiba Corp. (Japan)	6,400	26,943

		4,368,023

Insurance — 1.6%
Admiral Group PLC (United Kingdom)	315	6,847
Aegon NV (Netherlands)	2,828	26,800
Ageas (Belgium)	367	15,650
AIA Group Ltd. (Hong Kong)	19,100	96,140
Allianz SE (Germany)	717	129,007
Allstate Corp. (The)	1,400	76,356
American Financial Group, Inc.	9,800	565,656
American International Group, Inc.	11,700	597,285
AMP Ltd. (Australia)	4,681	18,398
Aspen Insurance Holdings Ltd.	1,000	41,310
Assicurazioni Generali SpA (Italy)	1,856	43,606
Aviva PLC (United Kingdom)	4,685	35,051
AXA SA (France)	2,854	79,477

Axis Capital Holdings Ltd. (Bermuda)	7,100	337,747
Baldwin & Lyons, Inc. (Class B Stock)	100	2,732
Baloise Holding AG (Switzerland)	83	10,584
Chubb Corp. (The)	6,500	628,095
CNP Assurances (France)	257	5,270
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	1,351	22,606
Delta Lloyd NV (Netherlands)	299	7,425
Direct Line Insurance Group PLC (United Kingdom)	1,317	5,444
Donegal Group, Inc.	500	7,950
EMC Insurance Group, Inc.	100	3,062
Enstar Group Ltd.*	110	15,280
Everest Re Group Ltd.	1,600	249,392
FBL Financial Group, Inc. (Class A Stock)	1,200	53,748
Gjensidige Forsikring ASA (Norway)	327	6,254
Global Indemnity PLC (Class A Stock)*	500	12,650
Greenlight Capital Re Ltd. (Cayman Islands) (Class A Stock)*	800	26,968
Hannover Rueckversicherung SE (Germany)	97	8,339
Insurance Australia Group Ltd. (Australia)	3,305	17,208
Kansas City Life Insurance Co.	800	38,192
Kemper Corp.	1,300	53,144
Legal & General Group PLC (United Kingdom)	9,402	34,754
Mapfre SA (Spain)	1,129	4,843
MetLife, Inc.	2,500	134,800
MS&AD Insurance Group Holdings (Japan)	790	21,234
Muenchener Rueckversicherungs AG (Germany)	285	62,863
National Western Life Insurance Co. (Class A Stock)	70	15,649
Navigators Group, Inc. (The)*	1,000	63,160
NKSJ Holdings, Inc. (Japan)	575	16,004
Old Mutual PLC (United Kingdom)	7,782	24,417
PartnerRe Ltd.	10,600	1,117,558
Primerica, Inc.	1,000	42,910
Prudential PLC (United Kingdom)	3,998	89,332
QBE Insurance Group Ltd. (Australia)	1,791	18,475
Reinsurance Group of America, Inc.	3,600	278,676
Resolution Ltd. (Guernsey)	2,187	12,837
RSA Insurance Group PLC (United Kingdom)	5,565	8,423
Safety Insurance Group, Inc.	500	28,150
Sampo OYJ (Finland) (Class A Stock)	666	32,736
SCOR SE (France)	244	8,925
Sony Financial Holdings, Inc. (Japan)	300	5,465
Standard Life PLC (United Kingdom)	3,749	22,389
Suncorp Group Ltd. (Australia)	2,045	24,004
Swiss Life Holding AG (Switzerland)	51	10,603
Swiss Re AG (Switzerland)	560	51,626
Symetra Financial Corp.	4,900	92,904
T&D Holdings, Inc. (Japan)	900	12,597
Third Point Reinsurance Ltd.*	4,300	79,679
Tokio Marine Holdings, Inc. (Japan)	1,100	36,817
Travelers Cos., Inc. (The)	11,900	1,077,426
Tryg A/S (Denmark)	38	3,675
United Fire Group, Inc.	300	8,598
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	54	2,699
Zurich Insurance Group AG (Switzerland)	236	68,455

		6,756,356

Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc. (Class A Stock)*	600	3,246
Amazon.com, Inc.*	1,700	677,943
Expedia, Inc.	14,100	982,206
FTD Cos., Inc.*	2,340	76,237

HSN, Inc.	2,100	130,830
priceline.com, Inc.*	60	69,744
Rakuten, Inc. (Japan)	1,210	18,057

		1,958,263

Internet Software & Services — 1.5%
CoStar Group, Inc.*	410	75,678
Cvent, Inc.*	600	21,834
Dena Co. Ltd. (Japan)(a)	200	4,216
Dice Holdings, Inc.*	1,100	7,975
Facebook, Inc. (Class A Stock)*	9,700	530,202
Google, Inc. (Class A Stock)*	4,700	5,267,337
Gree, Inc. (Japan)	200	1,973
IntraLinks Holdings, Inc.*	5,500	66,605
LogMeIn, Inc.*	2,700	90,585
NIC, Inc.	2,500	62,175
Perficient, Inc.*	1,800	42,156
QuinStreet, Inc.*	2,100	18,249
Travelzoo, Inc.*	1,500	31,980
United Internet AG (Germany)	156	6,650
Vocus, Inc.*	3,000	34,170
XO Group, Inc.*	1,900	28,234
Yahoo Japan Corp. (Japan)	2,300	12,826
Zix Corp.*	700	3,192

		6,306,037

IT Services — 1.6%
Accenture PLC (Ireland) (Class A Stock)	11,900	978,418
Amadeus IT Holding SA (Spain) (Class A Stock)	605	25,915
AtoS (France)	84	7,611
Cap Gemini SA (France)	226	15,297
Cognizant Technology Solutions Corp. (Class A Stock)*	8,200	828,036
Computershare Ltd. (Australia)	678	6,909
CoreLogic, Inc.*	5,700	202,521
DST Systems, Inc.	4,500	408,330
Fiserv, Inc.*	16,100	950,705
Forrester Research, Inc.	400	15,304
Fujitsu Ltd. (Japan)*	2,900	15,030
Genpact Ltd. (Bermuda)*	6,200	113,894
iGATE Corp.*	4,000	160,640
International Business Machines Corp.	9,441	1,770,848
ITOCHU Techno-Solutions Corp. (Japan)	50	2,027
MasterCard, Inc. (Class A Stock)	500	417,730
Nomura Research Institute Ltd. (Japan)	150	4,740
NTT Data Corp. (Japan)	200	7,389
Otsuka Corp. (Japan)	30	3,833
Recall Holdings Ltd. (Australia)*	495	1,794
Sapient Corp.*	2,900	50,344
Syntel, Inc.*	1,700	154,615
Total System Services, Inc.	10,600	352,768
Visa, Inc. (Class A Stock)	1,200	267,216

		6,761,914

Leisure Equipment & Products — 0.2%
Arctic Cat, Inc.	1,700	96,866
Namco Bandai Holdings, Inc. (Japan)	300	6,661
Nautilus, Inc.*	1,400	11,802
Nikon Corp. (Japan)	500	9,555
Polaris Industries, Inc.	5,200	757,328
Sankyo Co. Ltd. (Japan)	50	2,306
Sega Sammy Holdings, Inc. (Japan)	300	7,646

Shimano, Inc. (Japan)	100	8,585
Yamaha Corp. (Japan)	300	4,770

		905,519

Life Sciences Tools & Services
Lonza Group AG (Switzerland)	82	7,793
QIAGEN NV (Netherlands)*	366	8,545
Techne Corp.	1,100	104,137

		120,475

Machinery — 1.1%
Alamo Group, Inc.	400	24,276
Alfa Laval AB (Sweden)	467	11,999
Amada Co. Ltd. (Japan)	700	6,182
Andritz AG (Austria)	113	7,082
Atlas Copco AB (Sweden) (Class A Stock)	1,067	29,626
Atlas Copco AB (Sweden) (Class B Stock)	604	15,354
Blount International, Inc.*	3,400	49,198
CNH Industrial NV (Netherlands)*	1,501	17,108
Columbus McKinnon Corp.*	1,000	27,140
Deere & Co.	8,500	776,305
Dover Corp.	1,300	125,502
Dynamic Materials Corp.	500	10,870
FANUC Corp. (Japan)	300	54,972
Federal Signal Corp.*	4,800	70,320
GEA Group AG (Germany)	291	13,877
Global Brass & Copper Holdings, Inc.	300	4,965
Hino Motors Ltd. (Japan)	400	6,301
Hitachi Construction Machinery Co. Ltd. (Japan)	200	4,280
Hyster-Yale Materials Handling, Inc.	1,180	109,929
IHI Corp. (Japan)	2,000	8,649
Illinois Tool Works, Inc.	3,200	269,056
IMI PLC (United Kingdom)	499	12,637
Invensys PLC (United Kingdom)	1,008	8,520
Japan Steel Works Ltd. (The) (Japan)	500	2,802
JTEKT Corp. (Japan)	300	5,119
Kadant, Inc.	800	32,416
Kawasaki Heavy Industries Ltd. (Japan)	2,200	9,240
Komatsu Ltd. (Japan)	1,500	30,797
Kone OYJ (Finland) (Class B Stock)	496	22,369
Kubota Corp. (Japan)	1,700	28,198
Kurita Water Industries Ltd. (Japan)	200	4,149
LB Foster Co. (Class A Stock)	700	33,103
Lincoln Electric Holdings, Inc.	3,000	214,020
Lydall, Inc.*	800	14,096
Makita Corp. (Japan)	150	7,889
MAN SE (Germany)	53	6,507
Melrose Industries PLC (United Kingdom)	2,014	10,218
Metso OYJ (Finland)	182	7,783
Mitsubishi Heavy Industries Ltd. (Japan)	4,800	29,729
Mueller Industries, Inc.	2,100	132,321
Nabtesco Corp. (Japan)	200	4,616
NGK Insulators Ltd. (Japan)	500	9,515
NSK Ltd. (Japan)	700	8,724
Oshkosh Corp.	28,600	1,440,868
Sandvik AB (Sweden)	1,695	23,923
Scania AB (Sweden) (Class B Stock)	497	9,741
Schindler Holding AG (Switzerland)	33	4,868
Schindler Holding AG — Part Certification (Switzerland)	76	11,188
SembCorp. Marine Ltd. (Singapore)	1,300	4,596

SKF AB (Sweden) (Class B Stock)	624	16,365
SMC Corp. (Japan)	100	25,239
Standex International Corp.	1,100	69,168
Sulzer AG (Switzerland)	43	6,948
Sumitomo Heavy Industries Ltd. (Japan)	900	4,147
THK Co. Ltd. (Japan)	150	3,746
Vallourec SA (France)	161	8,784
Valmont Industries, Inc. (Class B Stock)(a)	900	134,208
Volvo AB (Sweden)	2,406	31,659
WABCO Holdings, Inc.*	3,500	326,935
Wartsila OYJ Abp (Finland)	282	13,903
Weir Group PLC (The) (United Kingdom)	320	11,330
Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	2,700	2,541
Zardoya Otis SA (Spain)	232	4,200

		4,432,116

Marine — 0.1%
A.P. Moeller - Maersk A/S (Denmark) (Class A Stock)	1	10,301
A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	2	21,644
Kuehne + Nagel International AG (Switzerland)	85	11,172
Matson, Inc.	12,000	313,320
Mitsui OSK Lines Ltd. (Japan)	1,700	7,672
Nippon Yusen K.K. (Japan)	2,500	7,994

		372,103

Media — 1.5%
AMC Networks, Inc. (Class A Stock)*	800	54,488
Axel Springer AG (Germany)	57	3,670
British Sky Broadcasting Group PLC (United Kingdom)	1,648	23,033
CBS Corp.	3,900	248,586
Comcast Corp. (Class A Stock)	58,300	3,029,560
Dentsu, Inc. (Japan)	350	14,315
DIRECTV*	7,000	483,630
Eutelsat Communications SA (France)	228	7,114
EW Scripps Co. (Class A Stock)*	1,500	32,580
Global Sources Ltd.*	2,900	23,577
Hakuhodo DY Holdings, Inc. (Japan)	320	2,481
Harte-Hanks, Inc.	4,700	36,754
ITV PLC (United Kingdom)	5,938	19,109
JCDecaux SA (France)	95	3,922
Journal Communications, Inc. (Class A Stock)*	2,500	23,275
Kabel Deutschland Holding AG (Germany)	35	4,537
Lagardere SCA (France)	183	6,803
Live Nation Entertainment, Inc.*	2,000	39,520
Loral Space & Communications, Inc.*	100	8,098
Pearson PLC (United Kingdom)	1,300	28,985
ProSiebenSat 1 Media AG (Germany)	293	14,549
Publicis Groupe SA (France)	284	26,022
REA Group Ltd.	83	2,804
Reed Elsevier NV (Netherlands)	1,101	23,400
Reed Elsevier PLC (United Kingdom)	1,888	28,157
RTL Group SA (Germany)	41	5,307
Scripps Networks Interactive, Inc. (Class A Stock)	5,800	501,178
SES SA (Luxembourg)	468	15,162
Singapore Press Holdings Ltd. (Singapore)	2,500	8,169
Sky Deutschland AG (Germany)*	590	6,521
Telenet Group Holding NV (Belgium)	81	4,833
Toho Co. Ltd. (Japan)	200	4,400
Viacom, Inc. (Class B Stock)	7,400	646,316
Walt Disney Co. (The)	9,675	739,170
Wolters Kluwer NV (Netherlands)	460	13,135
WPP PLC (United Kingdom)	2,094	47,961

		6,181,121

Metals & Mining — 1.0%
Alumina Ltd. (Australia)*	4,039	4,010
Anglo American PLC (United Kingdom)	2,216	48,498
Antofagasta PLC (United Kingdom)	612	8,390
ArcelorMittal (Luxembourg)	1,588	28,365
BHP Billiton Ltd. (Australia)	5,054	172,305
BHP Billiton PLC (United Kingdom)	3,312	102,772
Boliden AB (Sweden)	420	6,439
Coeur Mining, Inc.*	5,600	60,760
Daido Steel Co. Ltd. (Japan)	500	2,488
Fortescue Metals Group Ltd. (Australia)	2,475	12,929
Freeport-McMoRan Copper & Gold, Inc.	44,800	1,690,752
Fresnillo PLC (United Kingdom)	270	3,357
Glencore Xstrata PLC (Switzerland)	16,609	86,409
Globe Specialty Metals, Inc.	5,600	100,856
Hitachi Metals Ltd. (Japan)	300	4,245
Iluka Resources Ltd. (Australia)	642	4,975
JFE Holdings, Inc. (Japan)	800	19,064
Kobe Steel Ltd. (Japan)*	4,000	6,858
Maruichi Steel Tube Ltd. (Japan)	100	2,526
Materion Corp.	200	6,170
Mitsubishi Materials Corp. (Japan)	1,700	6,284
Newcrest Mining Ltd. (Australia)	1,181	8,293
Newmont Mining Corp.	11,000	253,330
Nippon Steel & Sumitomo Metal Corp. (Japan)	12,075	40,497
Noranda Aluminum Holding Corp.	1,400	4,606
Norsk Hydro ASA (Norway)	1,816	8,124
Randgold Resources Ltd. (United Kingdom)	127	7,986
Rio Tinto Ltd. (Australia)	693	42,416
Rio Tinto PLC (United Kingdom)	1,993	112,624
Southern Copper Corp. (British Virgin Islands)	33,100	950,301
Sumitomo Metal Mining Co. Ltd. (Japan)	900	11,793
SunCoke Energy, Inc.*	2,900	66,149
ThyssenKrupp AG (Germany)*	599	14,607
Voestalpine AG (Austria)	171	8,217
Worthington Industries, Inc.	3,600	151,488
Yamato Kogyo Co. Ltd. (Japan)	100	3,198

		4,062,081

Multiline Retail — 0.8%
Dillard’s, Inc. (Class A Stock)	3,600	349,956
Dollar General Corp.*	21,900	1,321,008
Harvey Norman Holdings Ltd. (Australia)	689	1,950
Isetan Mitsukoshi Holdings Ltd. (Japan)	600	8,541
J. Front Retailing Co. Ltd. (Japan)	900	6,828
Macy’s, Inc.	27,300	1,457,820
Marks & Spencer Group PLC (United Kingdom)	2,568	18,441
Marui Group Co. Ltd. (Japan)	400	4,069
Next PLC (United Kingdom)	254	22,960
Takashimaya Co. Ltd. (Japan)	400	3,991
Target Corp.	500	31,635

		3,227,199

Multi-Utilities — 0.4%
AGL Energy Ltd. (Australia)	881	11,843
Avista Corp.	3,800	107,122
Centrica PLC (United Kingdom)	8,228	47,448

DTE Energy Co.	8,100	537,759
E.ON SE (Germany)	2,863	52,931
GDF Suez (France)	2,110	49,626
National Grid PLC (United Kingdom)	5,830	76,252
PG&E Corp.	7,000	281,960
RWE AG (Germany)	778	28,505
SCANA Corp.	7,800	366,054
Suez Environnement Co. (France)	416	7,460
Veolia Environnement SA (France)	539	8,803

		1,575,763

Office Electronics
Brother Industries Ltd. (Japan)	400	5,471
Canon, Inc. (Japan)	1,750	55,840
Konica Minolta Holdings, Inc. (Japan)	800	7,995
Ricoh Co. Ltd. (Japan)	1,100	11,698

		81,004

Oil, Gas & Consumable Fuels — 5.4%
Adams Resources & Energy, Inc.	300	20,550
Anadarko Petroleum Corp.	19,900	1,578,468
Apache Corp.	9,400	807,836
Apco Oil and Gas International, Inc.*	470	7,327
Athlon Energy, Inc.*	1,700	51,425
BG Group PLC (United Kingdom)	5,339	114,887
BP PLC (United Kingdom)	30,245	245,110
Caltex Australia Ltd. (Australia)	209	3,756
Chevron Corp.	33,092	4,133,522
Cloud Peak Energy, Inc.*	5,100	91,800
ConocoPhillips	30,100	2,126,565
Delek Group Ltd. (Israel)	7	2,674
Delek US Holdings, Inc.	4,300	147,963
Devon Energy Corp.	14,800	915,676
Energy XXI Ltd. (Bermuda)	1,700	46,002
Eni SpA (Italy)	3,987	96,341
EOG Resources, Inc.	4,400	738,496
Evolution Petroleum Corp.	1,100	13,574
Exxon Mobil Corp.	50,954	5,156,545
Galp Energia SGPS SA (Portugal) (Class B Stock)	519	8,506
GasLog Ltd.	500	8,545
Green Plains Renewable Energy, Inc.	1,700	32,963
Hallador Energy Co.	1,100	8,866
Idemitsu Kosan Co. Ltd. (Japan)	240	5,464
Inpex Corp. (Japan)	1,395	17,893
JX Holdings, Inc. (Japan)	3,510	18,075
Kinder Morgan, Inc.	38,400	1,382,400
Koninklijke Vopak NV (Netherlands)	109	6,381
Lundin Petroleum AB (Sweden)*	333	6,480
Marathon Oil Corp.	21,556	760,927
Marathon Petroleum Corp.	9,278	851,071
Matador Resources Co.*	300	5,592
Murphy Oil Corp.	800	51,904
Neste Oil OYJ (Finland)(a)	249	4,924
OMV AG (Austria)	228	10,912
Origin Energy Ltd. (Australia)	1,745	21,991
Phillips 66	21,600	1,666,008
Renewable Energy Group, Inc.*	2,500	28,650
Repsol YPF SA (Spain)	1,360	34,317
REX American Resources Corp.*	1,000	44,710
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	6,056	217,038
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	4,027	151,900

Santos Ltd. (Australia)	1,537	20,144
Showa Shell Sekiyu KK (Japan)	300	3,049
Statoil ASA (Norway)	1,760	42,797
Stone Energy Corp.*	200	6,918
Targa Resources Corp.	800	70,536
TonenGeneral Sekiyu KK (Japan)	500	4,588
Total SA (France)	3,366	206,604
Tullow Oil PLC (United Kingdom)	1,444	20,494
Vaalco Energy, Inc.*	7,300	50,297
Western Refining, Inc.	900	38,169
Woodside Petroleum Ltd. (Australia)	1,048	36,500

		22,144,130

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	2,000	105,000
Neenah Paper, Inc.	500	21,385
OJI Holdings Corp. (Japan)	1,200	6,155
P.H. Glatfelter Co.	2,200	60,808
Schweitzer-Mauduit International, Inc.	2,000	102,940
Stora ENSO OYJ (Finland) (Class R Stock)	851	8,552
UPM-Kymmene OYJ (Finland)	815	13,823

		318,663

Personal Products — 0.2%
Avon Products, Inc.	28,300	487,326
Beiersdorf AG (Germany)	155	15,715
Inter Parfums, Inc.	500	17,905
Kao Corp. (Japan)	800	25,185
L’Oreal SA (France)	384	67,436
Medifast, Inc.*	500	13,065
Shiseido Co. Ltd. (Japan)	600	9,649

		636,281

Pharmaceuticals — 3.9%
Allergan, Inc.	15,300	1,699,524
Astellas Pharma, Inc. (Japan)	700	41,501
AstraZeneca PLC (United Kingdom)	1,963	116,459
Bayer AG (Germany)	1,301	182,675
Chugai Pharmaceutical Co. Ltd. (Japan)	400	8,854
Daiichi Sankyo Co. Ltd. (Japan)	1,100	20,113
Dainippon Sumitomo Pharma Co. Ltd. (Japan)	300	4,699
Depomed, Inc.*	2,700	28,566
Eisai Co. Ltd. (Japan)	400	15,503
Eli Lilly & Co.	29,500	1,504,500
Forest Laboratories, Inc.*	16,900	1,014,507
GlaxoSmithKline PLC (United Kingdom)	7,751	207,088
Hisamitsu Pharmaceutical Co., Inc. (Japan)	100	5,039
Jazz Pharmaceuticals PLC*	5,100	645,456
Johnson & Johnson	49,200	4,506,228
Kyowa Hakko Kirin Co. Ltd. (Japan)	400	4,414
Lannett Co., Inc.*	3,800	125,780
Merck & Co., Inc.	32,789	1,641,089
Merck KGaA (Germany)	100	17,943
Mitsubishi Tanabe Pharma Corp. (Japan)	400	5,579
Novartis AG (Switzerland)	3,644	292,064
Novo Nordisk A/S (Denmark) (Class B Stock)	633	116,030
Ono Pharmaceutical Co. Ltd. (Japan)	100	8,766
Orion OYJ (Finland) (Class B Stock)	171	4,806
Otsuka Holdings Co. Ltd. (Japan)	600	17,324
Pfizer, Inc.	96,719	2,962,503

Prestige Brands Holdings, Inc.*	2,600	93,080
Questcor Pharmaceuticals, Inc.	700	38,115
Roche Holding AG (Switzerland)	1,110	310,940
Sanofi (France)	1,875	200,241
Santen Pharmaceutical Co. Ltd. (Japan)	150	6,989
Sciclone Pharmaceuticals, Inc.*	1,900	9,576
Shionogi & Co. Ltd. (Japan)	500	10,855
Shire PLC (Ireland)	881	41,519
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	600	5,640
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	30	2,062
Takeda Pharmaceutical Co. Ltd. (Japan)	1,200	55,038
Teva Pharmaceutical Industries Ltd. (Israel)	1,351	54,055
Tsumura & Co. (Japan)	100	2,650
UCB SA (Belgium)	171	12,740

		16,040,510

Professional Services — 0.1%
Adecco SA (Switzerland)	199	15,798
ALS Ltd. (Australia)	672	5,302
Bureau Veritas SA (France)	340	9,926
Capita PLC (United Kingdom)	1,046	18,005
Experian PLC (United Kingdom)	1,605	29,648
Exponent, Inc.	900	69,696
Huron Consulting Group, Inc.*	1,200	75,264
ICF International, Inc.*	1,100	38,181
Insperity, Inc.	1,700	61,421
Intertek Group PLC (United Kingdom)	252	13,152
Navigant Consulting, Inc.*	4,000	76,800
On Assignment, Inc.*	100	3,492
Randstad Holding NV (Netherlands)	194	12,589
Resources Connection, Inc.	1,500	21,495
Seek Ltd. (Australia)	526	6,324
SGS SA (Switzerland)	9	20,720
VSE Corp.	200	9,602

		487,415

Real Estate Investment Trusts (REITs) — 1.1%
AG Mortgage Investment Trust, Inc.	1,400	21,896
Agree Realty Corp.	1,300	37,726
American Assets Trust, Inc.	2,700	84,861
American Capital Agency Corp.	5,700	109,953
American Capital Mortgage Investment Corp.	6,300	109,998
Annaly Capital Management, Inc.	62,700	625,119
Anworth Mortgage Asset Corp.	2,500	10,525
Ares Commercial Real Estate Corp.	1,200	15,720
ARMOUR Residential REIT, Inc.	6,000	24,060
Ascendas Real Estate Investment Trust (Singapore)	2,800	4,900
Ashford Hospitality Prime, Inc.	760	13,832
Ashford Hospitality Trust, Inc.	7,300	60,444
British Land Co. PLC (United Kingdom)	1,471	15,336
CapitaCommercial Trust (Singapore)	3,000	3,455
CapitaMall Trust (Singapore)	3,600	5,448
CBL & Associates Properties, Inc.	3,200	57,472
Cedar Realty Trust, Inc.	1,800	11,268
CFS Retail Property Trust Group (Australia)	3,387	5,896
Chatham Lodging Trust	1,800	36,810
Corio NV (Netherlands)	105	4,712
CyrusOne, Inc.	1,700	37,961
Dexus Property Group (Australia)	7,103	6,388
Dynex Capital, Inc.	800	6,400
Federation Centres Ltd. (Australia)	2,269	4,756

Fonciere des Regions (France)	40	3,453
Franklin Street Properties Corp.	8,300	99,185
Gecina SA (France)	34	4,502
Geo Group, Inc. (The)	2,600	83,772
Goodman Group (Australia)	2,640	11,185
GPT Group (Australia)	2,824	8,588
Hammerson PLC (United Kingdom)	1,125	9,366
Hospitality Properties Trust	3,000	81,090
ICADE (France)	57	5,306
Intu Properties PLC (United Kingdom)	1,047	5,375
Invesco Mortgage Capital, Inc.	7,600	111,568
Investors Real Estate Trust	6,000	51,480
Japan Prime Realty Investment Corp. (Japan)	1	3,200
Japan Real Estate Investment Corp. (Japan)	2	10,700
Japan Retail Fund Investment Corp. (Japan)	4	8,139
Klepierre (France)	155	7,185
Land Securities Group PLC (United Kingdom)	1,245	19,888
Lexington Realty Trust	10,700	109,247
Link REIT (The) (Hong Kong)	3,500	16,975
Mirvac Group (Australia)	5,798	8,719
National Health Investors, Inc.	800	44,880
Nippon Building Fund, Inc. (Japan)	2	11,620
Nomura Real Estate Office Fund, Inc. (Japan)	1	4,648
Pennsylvania Real Estate Investment Trust	2,700	51,246
Potlatch Corp.	2,600	108,524
Resource Capital Corp.	15,800	93,694
RLJ Lodging Trust	6,100	148,352
Ryman Hospitality Properties, Inc.	200	8,356
Saul Centers, Inc.	400	19,092
Segro PLC (United Kingdom)	1,151	6,371
Simon Property Group, Inc.	3,200	486,912
Starwood Property Trust, Inc.	4,900	135,730
Stockland (Australia)	3,505	11,332
Strategic Hotels & Resorts, Inc.*	12,000	113,400
Summit Hotel Properties, Inc.	5,500	49,500
Sun Communities, Inc.	100	4,264
Sunstone Hotel Investors, Inc.	1,600	21,440
Unibail-Rodamco SE (France)	154	39,464
Ventas, Inc.	16,300	933,664
Westfield Group (Australia)	3,314	29,916
Westfield Retail Trust (Australia)	5,074	13,480
Winthrop Realty Trust	3,700	40,885

		4,350,629

Real Estate Management & Development — 0.5%
Aeon Mall Co. Ltd. (Japan)	220	6,163
Alexander & Baldwin, Inc.	200	8,346
CapitaLand Ltd. (Singapore)	4,000	9,642
CapitaMalls Asia Ltd. (Singapore)	2,100	3,273
CBRE Group, Inc. (Class A Stock)*	34,500	907,350
Cheung Kong Holdings Ltd. (Hong Kong)	2,200	34,806
City Developments Ltd. (Singapore)	600	4,585
Daito Trust Construction Co. Ltd. (Japan)	100	9,349
Daiwa House Industry Co. Ltd. (Japan)	900	17,438
Deutsche Wohnen AG (Germany)	469	9,056
Forestar Group, Inc.*	900	19,143
Global Logistic Properties Ltd. (Singapore)	4,900	11,240
Hang Lung Properties Ltd. (Hong Kong)	3,500	11,095
Henderson Land Development Co. Ltd. (Hong Kong)	1,650	9,433
Hysan Development Co. Ltd. (Hong Kong)	1,000	4,317

IMMOFINANZ AG (Austria)	1,763	8,169
Jones Lang LaSalle, Inc.	8,100	829,359
Keppel Land Ltd. (Singapore)	1,200	3,185
Kerry Properties Ltd. (Bermuda)	1,000	3,482
Lend Lease Group (Australia)	881	8,792
Mitsubishi Estate Co. Ltd. (Japan)	2,000	59,852
Mitsui Fudosan Co. Ltd. (Japan)	1,300	46,892
New World Development Co. Ltd. (Hong Kong)	5,700	7,218
Nomura Real Estate Holdings, Inc. (Japan)	200	4,507
NTT Urban Development Corp. (Japan)	200	2,305
Sino Land Co. Ltd. (Hong Kong)	5,300	7,268
Sumitomo Realty & Development Co. Ltd. (Japan)	550	27,405
Sun Hung Kai Properties Ltd. (Hong Kong)	2,500	31,773
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	11,750
Swire Properties Ltd. (Hong Kong)	1,600	4,052
Swiss Prime Site AG (Switzerland)	88	6,815
Tokyo Tatemono Co. Ltd. (Japan)	300	3,336
Tokyu Fudosan Holdings Corp. (Japan)*	700	6,581
UOL Group Ltd. (Singapore)	700	3,445
Wharf Holdings Ltd. (Hong Kong)	2,400	18,384
Wheelock & Co. Ltd. (Hong Kong)	1,500	6,910

		2,166,716

Road & Rail — 1.0%
AMERCO*	800	190,272
Asciano Ltd. (Australia)	1,513	7,800
Aurizon Holdings Ltd. (Australia)	3,228	14,098
Central Japan Railway Co. (Japan)	229	26,988
ComfortDelGro Corp. Ltd. (Singapore)	3,000	4,797
CSX Corp.	33,100	952,287
DSV A/S (Denmark)	286	9,390
East Japan Railway Co. (Japan)	500	39,829
Hankyu Hanshin Holdings, Inc. (Japan)	2,000	10,807
Heartland Express, Inc.	1,300	25,506
Keikyu Corp. (Japan)	800	6,596
Keio Corp. (Japan)	900	5,998
Keisei Electric Railway Co. Ltd. (Japan)	500	4,601
Kintetsu Corp. (Japan)	2,800	9,825
Marten Transport Ltd.	500	10,095
MTR Corp. Ltd. (Hong Kong)	2,500	9,476
Nippon Express Co. Ltd. (Japan)	1,300	6,293
Norfolk Southern Corp.	4,500	417,735
Odakyu Electric Railway Co. Ltd. (Japan)	1,000	9,044
Saia, Inc.*	450	14,423
Swift Transportation Co.*	300	6,663
Tobu Railway Co. Ltd. (Japan)	1,600	7,758
Tokyu Corp. (Japan)	1,800	11,662
Union Pacific Corp.	12,600	2,116,800
West Japan Railway Co. (Japan)	300	12,999

		3,931,742

Semiconductors & Semiconductor Equipment — 0.9%
Advantest Corp. (Japan)	300	3,738
Alpha & Omega Semiconductor Ltd.*	400	3,084
ARM Holdings PLC (United Kingdom)	2,222	40,403
ASM Pacific Technology Ltd. (Cayman Islands)	400	3,348
ASML Holding NV (Netherlands)	568	53,200
Broadcom Corp. (Class A Stock)	1,600	47,440
Cabot Microelectronics Corp.*	2,600	118,820
Cirrus Logic, Inc.*	4,500	91,935
Entegris, Inc.*	2,100	24,360

Infineon Technologies AG (Germany)	1,718	18,351
Intel Corp.	80,000	2,076,800
Intersil Corp.	11,700	134,199
Lam Research Corp.*	2,000	108,900
LSI Corp.	14,500	159,790
M/A-COM Technology Solutions Holdings, Inc.*	800	13,592
MKS Instruments, Inc.	800	23,952
OmniVision Technologies, Inc.*	200	3,440
Pericom Semiconductor Corp.*	2,000	17,720
Power Integrations, Inc.	2,300	128,386
RF Micro Devices, Inc.*	20,000	103,200
Rohm Co. Ltd. (Japan)	150	7,317
Sigma Designs, Inc.*	2,600	12,272
Silicon Image, Inc.*	11,100	68,265
Skyworks Solutions, Inc.*	17,300	494,088
STMicroelectronics NV (Netherlands)	1,013	8,132
Sumco Corp. (Japan)	200	1,764
Tokyo Electron Ltd. (Japan)	250	13,776
Ultra Clean Holdings*	3,100	31,093

		3,811,365

Software — 2.6%
ANSYS, Inc.*	1,300	113,360
Aspen Technology, Inc.*	3,700	154,660
AVG Technologies NV*	3,100	53,351
CA, Inc.	7,800	262,470
Citrix Systems, Inc.*	10,400	657,800
CommVault Systems, Inc.*	2,100	157,248
Comverse, Inc.*	600	23,280
Dassault Systemes SA (France)	95	11,792
Gemalto NV (Netherlands)	103	11,336
Konami Corp. (Japan)	200	4,625
Manhattan Associates, Inc.*	1,500	176,220
Microsoft Corp.	93,013	3,481,477
NICE Systems Ltd. (Israel)	92	3,762
Nintendo Co. Ltd. (Japan)	150	20,078
Oracle Corp. (Japan)	100	3,655
Oracle Corp.	78,600	3,007,236
Pegasystems, Inc.	2,800	137,704
Progress Software Corp.*	3,300	85,239
Red Hat, Inc.*	1,800	100,872
Sage Group PLC (The) (United Kingdom)	1,771	11,855
SAP AG (Germany)	1,447	125,487
SS&C Technologies Holdings, Inc.*	3,300	146,058
Symantec Corp.	35,100	827,658
Telenav, Inc.*	2,100	13,839
TiVo, Inc.*	5,600	73,472
Trend Micro, Inc. (Japan)	200	7,009
Verint Systems, Inc.*	800	34,352
VMware, Inc. (Class A Stock)*	9,800	879,158

		10,585,053

Specialty Retail — 1.6%
Cato Corp. (The) (Class A Stock)	1,000	31,800
Children’s Place Retail Stores, Inc. (The)*	1,000	56,970
Citi Trends, Inc.*	1,700	28,900
Destination Maternity Corp.	1,700	50,796
Express, Inc.*	6,800	126,956
Fast Retailing Co. Ltd. (Japan)	100	41,302
Finish Line, Inc. (The)	1,700	47,889

Francesca’s Holdings Corp.*	6,300	115,983
GameStop Corp. (Class A Stock)	10,400	512,304
Gap, Inc. (The)	26,200	1,023,896
Haverty Furniture Cos., Inc	900	28,170
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,476	67,979
Home Depot, Inc. (The)	21,500	1,770,310
Inditex SA (Spain)	347	57,294
Kingfisher PLC (United Kingdom)	3,772	24,081
Kirkland’s, Inc.*	500	11,835
Lowe’s Cos., Inc.	9,400	465,770
New York & Co., Inc.*	2,200	9,614
Nitori Holdings Co Ltd. (Japan)	50	4,734
PetSmart, Inc.(a)	2,300	167,325
Pier 1 Imports, Inc.	1,900	43,852
Rent-A-Center, Inc.	200	6,668
Ross Stores, Inc.	5,900	442,087
Sanrio Co. Ltd. (Japan)(a)	50	2,105
Sears Hometown and Outlet Stores, Inc.*	1,100	28,050
Select Comfort Corp.*	500	10,545
Systemax, Inc.*	500	5,625
Tilly’s, Inc.*	1,700	19,465
TJX Cos., Inc.	21,200	1,351,076
USS Co. Ltd. (Japan)	400	5,487
Winmark Corp.	100	9,262
Yamada Denki Co. Ltd. (Japan)	1,500	4,906

		6,573,036

Textiles, Apparel & Luxury Goods — 0.6%
Adidas AG (Germany)	333	42,464
Asics Corp. (Japan)	300	5,128
Burberry Group PLC (United Kingdom)	703	17,712
Christian Dior SA (France)	87	16,468
Cie Financiere Richemont SA (Switzerland)	830	82,915
Culp, Inc.	600	12,270
G-III Apparel Group Ltd.*	800	59,032
Hugo Boss AG (Germany)	49	6,979
Kering (France)	120	25,366
Li & Fung Ltd. (Bermuda)	9,000	11,634
Luxottica Group SpA (Italy)	215	11,522
LVMH Moet Hennessy Louis Vuitton SA (France)	390	71,251
Michael Kors Holdings Ltd.*	8,700	706,353
NIKE, Inc. (Class B Stock)	14,600	1,148,144
RG Barry Corp.	100	1,930
Steven Madden Ltd.*	3,700	135,383
Swatch Group AG (The) (Switzerland) (Bearer Shares)	49	32,477
Swatch Group AG (The) (Switzerland) (Registered Shares)	70	7,891
Yue Yuen Industrial Holdings Ltd. (Bermuda)	1,500	5,016

		2,399,935

Thrifts & Mortgage Finance — 0.1%
Banc of California, Inc.	500	6,705
Bank Mutual Corp.	1,000	7,010
Brookline Bancorp, Inc.	2,400	22,968
Capitol Federal Financial, Inc.	1,300	15,743
Everbank Financial Corp.	500	9,170
First Defiance Financial Corp.	800	20,776
Flagstar Bancorp, Inc.*	1,000	19,620
Home Loan Servicing Solutions Ltd.	5,200	119,444
Meta Financial Group, Inc.	200	8,066
OceanFirst Financial Corp.	2,200	37,686
Oritani Financial Corp.	400	6,420

Provident Financial Services, Inc.	2,300	44,436
WSFS Financial Corp.	200	15,506

		333,550

Tobacco — 0.6%
Altria Group, Inc.	32,800	1,259,192
British American Tobacco (United Kingdom)	3,018	161,989
Imperial Tobacco Group PLC (United Kingdom)	1,548	60,013
Japan Tobacco, Inc. (Japan)	1,749	56,910
Philip Morris International, Inc.	10,000	871,300
Swedish Match AB (Sweden)	321	10,321

		2,419,725

Trading Companies & Distributors — 0.3%
Aceto Corp.	3,800	95,038
Applied Industrial Technologies, Inc.	400	19,636
Brenntag AG (Germany)	80	14,848
Bunzl PLC (United Kingdom)	513	12,328
DXP Enterprises, Inc.*	100	11,520
Itochu Corp. (Japan)	2,400	29,670
Kaman Corp.	300	11,919
Marubeni Corp. (Japan)	2,600	18,718
Mitsubishi Corp. (Japan)	2,200	42,235
Mitsui & Co. Ltd. (Japan)	2,800	39,035
MRC Global, Inc.*	9,700	312,922
Noble Group Ltd. (Bermuda)	6,681	5,690
Rexel SA (France)	306	8,031
Sojitz Corp. (Japan)	1,900	3,383
Sumitomo Corp. (Japan)	1,800	22,623
Toyota Tsusho Corp. (Japan)	300	7,440
Travis Perkins PLC (United Kingdom)	390	12,115
W.W. Grainger, Inc.	2,300	587,466
Watsco, Inc.	1,300	124,878
Wolseley PLC (United Kingdom)	421	23,935

		1,403,430

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	612	13,613
Aeroports de Paris (France)	46	5,223
Atlantia SpA (Italy)	507	11,357
Auckland International Airport Ltd. (New Zealand)	1,516	4,403
Fraport AG Frankfurt Airport Services Worldwide (Germany)	55	4,121
Groupe Eurotunnel SA (France)	870	9,147
Hutchison Port Holdings Trust (Singapore)	8,100	5,468
Kamigumi Co. Ltd. (Japan)	400	3,670
Mitsubishi Logistics Corp. (Japan)	200	3,166
Sydney Airport (Australia)	867	2,947
Transurban Group (Australia)	2,140	13,087

		76,202

Water Utilities — 0.1%
American States Water Co.	3,300	94,809
American Water Works Co., Inc.	1,600	67,616
California Water Service Group	800	18,456
Connecticut Water Service, Inc.	100	3,551
Severn Trent PLC (United Kingdom)	369	10,433
United Utilities Group PLC (United Kingdom)	1,058	11,779

		206,644

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)				856	52,743
Millicom International Cellular SA, (Luxembourg) SDR				99	9,865
NTT DoCoMo, Inc. (Japan)				2,429	39,997
Softbank Corp. (Japan)				1,500	131,626
StarHub Ltd. (Singapore)				1,000	3,409
Tele2 AB (Sweden) (Class B Stock)				493	5,584
USA Mobility, Inc.				700	9,996
Vodafone Group PLC (United Kingdom)				76,593	301,563

					554,783

TOTAL COMMON STOCKS (cost $190,055,832)					262,207,909

EXCHANGE TRADED FUND — 0.2%
iShares MSCI EAFE Index Fund (cost $570,320)				10,600	710,836

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany)				81	6,927
Volkswagen AG (Germany)				224	63,038

					69,965

Banking
Citigroup Capital XIII (Capital security, fixed to floating preferred)(c)				3,000	81,750

Household Products
Henkel AG & Co. KGaA (Germany)				283	32,895

TOTAL PREFERRED STOCKS (cost $115,251)					184,610

				Units
RIGHT*
Oil, Gas & Consumable Fuels
Repsol SA (Spain), expiring 01/09/14 (cost $889)				1,360	928

	Interest Rate	Maturity Date		Principal Amount (000)#
CORPORATE BONDS — 9.5%
Aerospace & Defense — 0.1%
Alliant Techsystems, Inc., Gtd. Notes	6.875%	09/15/20		125	134,844
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.300%	05/01/14		125	126,875

					261,719

Airlines — 0.1%
Continental Airlines, Inc., Pass-thru Certs., Ser. 2-A	4.000%	10/29/24		115	114,425
Continental Airlines, Inc., Pass-thru Certs., Ser. 01A1	6.703%	06/15/21	(b)	31	33,255
Continental Airlines, Inc., Pass-thru Certs., Ser. A	7.250%	11/10/19		107	122,962
Delta Air Lines, Inc., Pass-thru Certs., Ser. A	5.300%	04/15/19		179	195,383
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A	6.821%	08/10/22		74	83,437

					549,462

Automotive — 0.2%
Cummins, Inc., Sr. Unsec’d. Notes	4.875%	10/01/43		15	15,022
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%	04/15/16		265	282,368
General Motors Co., Sr. Unsec’d. Notes, 144A	4.875%	10/02/23	(a)	155	156,938
General Motors Co., Sr. Unsec’d. Notes, 144A	6.250%	10/02/43		135	140,231

Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	5.750%		12/15/14		85	88,771
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%		01/15/16		55	59,743

						743,073

Banking — 2.2%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22		345	320,048
Bank of America Corp., Jr. Sub. Notes, Ser. K	8.000	%(c)	12/29/49	(a)	380	421,040
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	3.750%		07/12/16	(a)	95	100,996
Bank of America Corp., Sr. Unsec’d. Notes	4.100%		07/24/23	(a)	130	130,552
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21		80	87,422
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22		205	232,030
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17		135	154,142
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19		265	328,687
Bank of America Corp., Sub. Notes	5.750%		08/15/16		355	391,498
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	5.300%		10/30/15		100	107,862
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%		10/02/17		90	104,450
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%		02/01/18		220	263,422
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		05/15/18		280	324,041
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39		200	280,538
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19		65	83,303
Citigroup, Inc., Sub. Notes	6.675%		09/13/43	(a)	240	276,151
Citigroup, Inc., Sub. Notes	5.000%		09/15/14		82	84,336
Citigroup, Inc., Sub. Notes	6.125%		08/25/36		165	175,918
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	(a)	270	295,607
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22		180	202,624
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		09/01/17		5	5,724
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41		90	103,716
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17		10	11,019
Goldman Sachs Group, Inc. (The), Sub. Notes	6.450%		05/01/36		235	251,666
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	(a)	52	57,852
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	2.600%		08/02/18		195	195,114
Huntington Bancshares, Inc., Sub. Notes	7.000%		12/15/20	(a)	20	23,193
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	3.125%		01/15/16		200	203,812
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1	7.900	%(c)	04/29/49		300	330,750
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20		220	233,208
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42		150	161,483
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23		105	97,860
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43		195	206,071
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	6.375%		01/21/21	(a)	200	235,839
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20		195	223,561
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17		460	510,140
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19		285	323,956
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42		145	169,836
Morgan Stanley, Sr. Unsec’d. Notes, Series G, GMTN	5.500%		07/28/21		110	122,920
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346	% (c)	07/29/49		150	162,486
Northern Trust Corp., Sub. Notes	3.950%		10/30/25		150	146,174
PNC Funding Corp., Gtd. Notes	6.700%		06/10/19		65	78,076
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	6.400%		10/21/19		250	288,081
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15		110	113,591
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22		130	120,786
Wells Fargo & Co., Sub. Notes	4.125%		08/15/23		345	340,118

						9,081,699

Brokerage — 0.1%
Jefferies Group, Inc., Sr. Unsec’d. Notes	6.500%		01/20/43		65	64,453
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	5.250%		02/06/12		345	73,313

Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875%	05/02/18		100	21,625
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16		100	100,827

					260,218

Building Materials & Construction — 0.1%
D.R. Horton, Inc., Gtd. Notes	3.625%	02/15/18		150	152,250
Mohawk Industries, Inc., Sr. Unsec’d. Notes	6.375%	01/15/16		150	164,250
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	5.125%	06/26/22		200	195,750
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22		90	85,944

					598,194

Cable — 0.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	(a)	125	145,625
Comcast Corp., Gtd. Notes	6.450%	03/15/37		40	46,422
Comcast Corp., Gtd. Notes	6.500%	11/15/35		110	128,304
Comcast Corp., Gtd. Notes	6.950%	08/15/37		65	79,905
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16		45	47,236
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%	03/15/15		25	25,824
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42		200	179,620
Time Warner Cable, Inc., Gtd. Notes	5.850%	05/01/17		310	338,116
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		150	146,625

					1,137,677

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes	5.625%	06/15/22		160	162,000
Case New Holland, Inc., Gtd. Notes	7.875%	12/01/17		125	147,500
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	5.500%	03/15/16		50	54,786
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	(a)	125	128,750
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $295,482; purchased 10/10/07)	6.375%	10/15/17	(b)(e)	296	342,526
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $19,827; purchased 10/10/07)	7.000%	10/15/37	(b)(e)	20	23,668
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	(a)	40	36,954
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $39,984; purchased 07/10/12)	2.500%	07/11/14	(b)(e)	40	40,326
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $59,942; purchased 05/08/12)	3.125%	05/11/15	(b)(e)	60	61,709
SPX Corp., Gtd. Notes	7.625%	12/15/14	(a)	100	105,250
United Technologies Corp., Sr. Unsec’d. Notes	5.700%	04/15/40		60	68,159
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		160	166,790

					1,338,418

Chemicals — 0.1%
Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18	(a)	135	136,688
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	(a)	82	122,501
Mosaic Co. (The)	5.450%	11/15/33		75	76,414
Mosaic Co. (The)	5.625%	11/15/43		155	157,245
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25		100	115,802

					608,650

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%	04/15/18		300	339,725

Electric — 0.6%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16		35	39,269
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36		115	135,160
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	07/31/20		125	136,875
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%	03/15/33		120	154,161
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800%	11/01/43		10	9,668
Duke Energy Carolinas LLC, First Mortgage Bonds	6.050%	04/15/38		55	65,279
Duke Energy Progress, Inc., First Mortgage Bonds	4.100%	03/15/43		225	207,526
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35		135	140,043
Exelon Corp., Sr. Unsec’d. Notes	4.900%	06/15/15	(a)	30	31,629
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18		180	176,863
Florida Power & Light Co., First Mortgage Bonds	5.950%	10/01/33		60	70,647
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33		30	31,700
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%	04/01/16		150	164,625
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	5.950%	05/15/37		115	125,840
Nevada Power Co., Gen. Ref. Mtge.	6.500%	05/15/18		280	330,035
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	4.881%	08/15/19		100	110,545
NSTAR Electric Co., Sr. Unsec’d. Notes	4.875%	04/15/14		110	111,371
NSTAR LLC, Sr. Unsec’d. Notes	4.500%	11/15/19		90	97,683
Public Service Co. of Colorado, First Mortgage Bonds	3.950%	03/15/43		35	31,132
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18		55	65,377
Public Service Electric & Gas Co, Sr. Sec’d. Notes, MTN	5.800%	05/01/37		125	143,478
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41		105	102,248
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17		36	39,664

					2,520,818

Energy — Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%	10/01/20	(a)	70	75,629
Chevron Corp., Sr. Unsec’d. Notes	2.427%	06/24/20		40	38,922
Chevron Corp., Sr. Unsec’d. Notes	3.191%	06/24/23		50	47,998
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19		100	100,750
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22		250	252,836

					516,135

Energy — Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17		300	344,421
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36		50	56,147
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%	06/15/19		25	29,756
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	9.500%	05/15/16		149	156,823
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21		140	140,164
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	7.500%	01/15/20		130	157,621
Transocean, Inc., Gtd. Notes	2.500%	10/15/17	(a)	105	106,112
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20		115	123,540

					1,114,584

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%	11/15/39		235	338,682
Bunge Ltd. Finance Corp., Gtd. Notes	5.350%	04/15/14		215	217,733
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%	06/15/19		145	178,130
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $149,288; purchased 11/19/07)	6.000%	11/27/17	(b)(e)	150	171,272
Constellation Brands, Inc., Gtd. Notes	8.375%	12/15/14		175	186,375
Darling International, Inc., Gtd. Notes	8.500%	12/15/18		125	137,813
TreeHouse Foods, Inc., Gtd. Notes	7.750%	03/01/18		150	157,125
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16		150	167,439

					1,554,569

Healthcare & Pharmaceutical — 0.5%
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%		11/06/42		85	79,277
Actavis, Inc., Sr. Unsec’d. Notes	4.625%		10/01/42	(a)	65	59,137
Actavis, Inc., Sr. Unsec’d. Notes	6.125%		08/15/19		75	86,459
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41		210	209,220
Amgen, Inc., Sr. Unsec’d. Notes	5.375%		05/15/43		120	123,206
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	6.450%		09/15/37		110	131,351
Express Scripts Holding Co., Gtd. Notes	2.750%		11/21/14		310	315,978
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	(a)	30	33,397
HCA, Inc., Sr. Sec’d. Notes	4.750%		05/01/23	(a)	200	188,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%		08/23/22	(a)	20	19,373
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%		12/15/15		250	271,440
LifePoint Hospitals, Inc., Gtd. Notes	6.625%		10/01/20		125	133,125
Mallinckrodt International Finance SA, Gtd. Notes, 144A	3.500%		04/15/18		175	171,673
Merck Sharp & Dohme Corp., Gtd. Notes	5.950%		12/01/28		30	34,987
Mylan, Inc., Gtd. Notes, 144A	1.800%		06/24/16		50	50,973
Sanofi (France), Sr. Unsec’d. Notes	1.250%		04/10/18		140	136,306
Thermo Fisher Scientific, Inc.	4.150%		02/01/24		185	183,242
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%		02/01/43		25	23,366

						2,250,510

Healthcare Insurance — 0.3%
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41		50	55,153
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36		140	157,762
Coventry Health Care, Inc., Sr. Unsec’d. Notes	6.125%		01/15/15		540	570,259
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17		60	68,856
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%		06/15/37		100	118,638
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37		80	96,788
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42		45	41,590
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43		125	115,725

						1,224,771

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20		80	86,520
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43		20	18,923
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20		260	307,284
American International Group, Inc., Sr. Unsec’d. Notes	8.250%		08/15/18		155	193,886
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20		160	175,521
Chubb Corp. (The), Jr. Sub. Notes	6.375	%(c)	03/29/67	(a)	210	227,325
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		01/15/19		90	103,222
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34		180	205,605
Lincoln National Corp., Jr. Sub. Notes	6.050	%(c)	04/20/67		40	39,700
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37		110	126,473
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40		130	162,873
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19		70	90,101
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43		25	23,380
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35		135	147,439
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34		15	17,740
MetLife, Inc., Sr. Unsec’d. Notes	6.750%		06/01/16		50	56,852
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	(a)	110	134,181
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40		60	67,411
Ohio National Financial Services, Inc., Sr. Notes, 144A	6.375%		04/30/20		105	116,420
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39		150	208,307
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42		15	14,093

Progressive Corp. (The), Jr. Sub. Notes	6.700	%(c)	06/15/37		110	118,800
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39		240	296,253
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20		50	54,807
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.600%		05/15/15		110	116,116
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19		90	101,396
XL Group PLC (Ireland), Gtd. Notes	5.250%		09/15/14		15	15,461

						3,226,089

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22		200	208,750
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22		130	121,200
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18		500	578,707
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18		60	59,796

						968,453

Media & Entertainment — 0.2%
Belo Corp., Gtd. Notes	8.000%		11/15/16		175	182,438
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23		100	132,608
News America, Inc., Gtd. Notes	6.150%		02/15/41		70	78,017
News America, Inc., Gtd. Notes	7.625%		11/30/28		125	155,043
Time Warner Cos., Inc., Gtd. Notes	7.250%		10/15/17		160	190,737
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	(a)	25	27,542
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	(a)	30	33,314
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31		20	25,311
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43		35	31,662
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43		75	78,842

						935,514

Metals — 0.2%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	(a)	140	142,344
Peabody Energy Corp., Gtd. Notes	6.000%		11/15/18		115	122,475
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	5.000%		06/01/15		115	121,522
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35		95	98,997
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050%		10/23/15		105	106,336
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.850%		11/10/14		150	152,082

						743,756

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	6.000%		08/07/19	(a)	600	703,987
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	6.875%		01/10/39		170	218,551
General Electric Capital Corp., Sub. Notes	5.300%		02/11/21		100	111,862
SLM Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18		90	104,850

						1,139,250

Packaging — 0.1%
Ball Corp., Gtd. Notes	4.000%		11/15/23		250	223,750
Crown Americas LLC/Crown Americas Capital Corp. IV, Sr. Unsec’d. Notes	4.500%		01/15/23	(a)	150	140,250

						364,000

Paper — 0.2%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $39,765; purchased 10/27/10)	5.400%		11/01/20	(b)(e)	40	44,692
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41	(a)	30	32,579
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39		175	216,076
International Paper Co., Sr. Unsec’d. Notes	7.500%		08/15/21		85	104,201
Rock-Tenn Co., Gtd. Notes	4.000%		03/01/23		50	47,755

Rock-Tenn Co., Gtd. Notes	4.900%	03/01/22		95	97,790
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	(a)	370	375,450

					918,543

Pipelines & Other — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44		160	150,464
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33		35	41,841
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44		40	36,091
NiSource Finance Corp., Gtd. Notes	5.250%	09/15/17		55	60,729
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20		70	77,839
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43		205	221,278

					588,242

Railroads — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43		100	90,671
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28		135	155,723
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37		170	189,816
Norfolk Southern Corp., Sr. Unsec’d. Notes	2.903%	02/15/23		97	89,597
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25		20	21,856
Union Pacific Corp., Sr. Unsec’d. Notes	4.250%	04/15/43		140	124,627

					672,290

Real Estate Investment Trusts — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14		44	46,530
HCP, Inc., Sr. Unsec’d. Notes	2.700%	02/01/14		100	100,156
Mack-Cali Realty Corp., Sr. Unsec’d. Notes	7.750%	08/15/19		115	137,863
ProLogis LP, Gtd. Notes	6.875%	03/15/20		11	12,956
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	(a)	30	31,029
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22		30	29,240
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18		530	613,641

					971,415

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		35	36,196
CVS Caremark Corp., Sr. Unsec’d. Notes	5.750%	05/15/41		95	103,680
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43		110	100,243
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	6.500%	03/15/29		60	71,163
Ltd Brands, Inc., Gtd. Notes	6.625%	04/01/21		125	137,188
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	(a)	45	44,356

					492,826

Technology — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	2.400%	05/03/23	(a)	285	256,275
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15		60	62,093
Fidelity National Information Services, Inc., Gtd. Notes	7.875%	07/15/20		175	190,918
Fiserv, Inc., Gtd. Notes	3.125%	06/15/16		70	73,045
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%	11/15/18	(a)	90	91,013
Xerox Corp., Sr. Unsec’d. Notes	4.250%	02/15/15		445	461,655

					1,134,999

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		33	32,651
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30		50	74,612
Embarq Corp., Sr. Unsec’d. Notes (original cost $84,771; purchased 05/04/11-05/11/11)	7.082%	06/01/16	(b)(e)	75	83,805
Embarq Corp., Sr. Unsec’d. Notes (original cost $199,986; purchased 05/12/06)	7.995%	06/01/36	(b)(e)	200	202,488
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	12/01/16	(a)	125	136,406

Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes	5.500%		11/15/19		40	43,700
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%		09/15/33		250	287,530
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%		09/15/43		935	1,093,912

						1,955,104

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	4.000%		01/31/24		260	254,128
Altria Group, Inc., Gtd. Notes	9.700%		11/10/18		154	202,416
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39		52	81,131
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18		245	242,261
Lorillard Tobacco Co., Gtd. Notes	8.125%		06/23/19	(a)	50	60,907
Reynolds American, Inc., Gtd. Notes	4.750%		11/01/42		35	31,109
Reynolds American, Inc., Gtd. Notes	6.750%		06/15/17		220	251,825

						1,123,777

TOTAL CORPORATE BONDS (cost $37,087,173)						39,334,480

ASSET-BACKED SECURITIES — 2.1%
Collateralized Debt Obligations — 0.1%
Landmark IX CDO Ltd., Series 2007-9A, Class A1, 144A	0.459	%(c)	04/15/21		366	362,031

Collateralized Loan Obligations — 1.0%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.422	%(c)	04/20/25		250	245,798
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.466	%(c)	07/13/25		300	294,907
Blue Hill CLO Ltd. (Cayman Islands), Series A-1A, Class A, 144A	1.767	%(c)	01/15/26		250	249,022
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.394	%(c)	04/17/25		250	244,337
Flagship CLO (Cayman Islands), Series A1-7A, Class A1, 144A	1.714	%(c)	01/20/26		300	298,800
Flatiron CLO Ltd., Series A1-1A, Class A1, 144A	1.641	%(c)	01/17/26		375	372,008
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	0.469	%(c)	08/21/20		50	50,216
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.384	%(c)	04/15/24		300	294,408
ING Investment Management Co. (Cayman Islands), Series A2-3A, Class A2, 144A	2.036	%(c)	01/18/26		300	294,939
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.708	%(c)	05/18/23		250	249,088
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1l, 144A	0.488	%(c)	02/22/20		81	79,842
Ocean Trails CLO IV (Cayman Islands), Series A-4A, Class A, 144A	1.671	%(c)	08/13/25		300	296,360
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.294	%(c)	04/15/25		300	293,219
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.942	%(c)	10/20/23		250	251,484
Stanfield Daytona CLO Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	0.488	%(c)	04/27/21		250	245,294
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	0.492	%(c)	11/01/18		160	157,950
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.393	%(c)	07/15/25		300	293,939

						4,211,611

Non-Residential Mortgage-Backed Securities — 0.6%
Ares Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	0.498	%(c)	01/26/20	107	106,074
Chase Issuance Trust, Series 2007-C1, Class C1	0.627	%(c)	04/15/19	700	690,831
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.634	%(c)	03/24/17	500	499,072
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.017	%(c)	06/15/18	600	597,879
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.162	%(c)	04/20/21	206	204,945
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.467	%(c)	07/22/25	250	245,276
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.888	%(c)	08/17/22	250	247,418

					2,591,495

Residential Mortgage-Backed Securities — 0.4%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.816	%(c)	03/25/33	58	54,521
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.916	%(c)	03/25/34	520	490,813
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	4.465	%(c)	07/25/35	58	55,877
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.121	%(c)	07/25/34	79	75,360
Morgan Stanley ABS Capital I, Series 2004-NC1, Class M1	1.216	%(c)	12/27/33	368	353,294
Morgan Stanley Dean Witter Capital I, Series 2002-HE1, Class M1	1.065	%(c)	07/25/32	92	83,961
Morgan Stanley Dean Witter Capital I, Series 2002-NC4, Class M1	1.440	%(c)	09/25/32	101	93,659
RASC Trust, Series 2004-KS2, Class MI1	4.710	%(c)	03/25/34	25	17,710
Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.930	%(c)	02/25/34	177	162,737

					1,387,932

TOTAL ASSET-BACKED SECURITIES (cost $8,468,485)					8,553,069

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	373	290,648
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.944	%(c)	02/25/35	65	64,558
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	2.843	%(c)	03/25/35	74	68,370
Chase Mortgage Finance Trust Series, Series 2007-A1, Class 1A5	2.722	%(c)	02/25/37	213	211,162
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	75	76,194
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.737	%(c)	07/25/35	124	122,720
MASTR Alternative Loan Trust, Series 2003-8, Class 4A1	7.000%		12/25/33	7	7,602
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	94	96,032
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.906	%(c)	02/25/34	114	114,061
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	43	43,507

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,181,056)					1,094,854

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	600	613,108
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.572	%(c)	04/10/49	1,140	1,239,811
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class ASB	5.413%		10/15/49	450	454,992
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.705	%(c)	12/10/49	100	111,832
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	100	92,814
COMM Mortgage Trust, Series 2013-CR8, Class A4	3.334%		06/10/46	600	576,607
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	200	187,681
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X, I/O	1.988	%(c)	09/15/30	178	8,219
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	400	396,541
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A3	3.765%		10/10/46	200	196,870
Commercial Mortgage Pass-Through Certificates, Series 2013-CR11, Class A3	3.983%		10/10/46	200	200,463
Commercial Mortgage Pass-Through Certificates, Series 2013-CR9, Class A3	4.022%		07/10/45	200	202,742
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.465	%(c)	02/15/39	800	861,921
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	500	489,045
FHLMC Multifamily Structured Pass-Through Certificates, Series K030, Class A2	3.250	%(c)	04/25/23	300	295,983
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	1,000	932,991
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.473	%(c)	05/25/22	2,968	279,073
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.512	%(c)	06/25/22	895	87,848
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(c)	02/25/23	800	791,239
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(c)	07/25/23	400	400,042
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.751	%(c)	08/25/16	1,141	35,571
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.783	%(c)	05/25/19	2,484	199,911
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.710	%(c)	07/25/19	2,491	195,819
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2005-C1, Class A5	4.697%		05/10/43	645	667,571
Greenwich Capital Commercial Mortgage Trust I, Series 2007-GG9, Class A2	5.381%		03/10/39	255	261,243
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A2	3.070%		12/15/46	700	718,795
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4	4.895%		09/12/37	500	523,632
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class ASB	5.285	%(c)	01/12/43	147	149,401
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3	4.697%		07/15/42	31	31,625

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM	4.780%		07/15/42		100	104,551
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%		05/12/45		372	387,608
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45		300	302,298
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47		200	183,618
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47		500	466,693
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46		200	183,082
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	5.886	%(c)	06/12/46		480	524,296
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51		266	265,979
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class ASB	5.740	%(c)	06/12/50		1,041	1,070,697
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3	3.960%		08/15/46		100	100,995
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48		200	187,309
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.668	%(c)	10/15/42		610	653,915
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44		105	106,592
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44		617	633,987
Morgan Stanley Capital I Trust, Series 2007-T27, Class AAB	5.648	%(c)	06/11/42		89	90,817
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45		200	186,431
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46		500	468,531
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46		200	187,834
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179	%(c)	07/15/42		135	143,264
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(c)	05/15/46		998	1,095,522

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $18,780,534)						18,547,409

COVERED BONDS — 0.4%
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15		180	183,528
Royal Bank of Canada (Canada), Covered Bonds	2.000%		10/01/18		655	651,601
Westpac Banking Corp. (Australia), Covered Bonds, 144A	1.850%		11/26/18		700	687,470

TOTAL COVERED BONDS (cost $1,536,569)						1,522,599

FOREIGN AGENCIES — 0.8%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24		200	198,500
Commonwealth Bank of Australia (Australia), Gov’t. Gtd. Notes, 144A	2.700%		11/25/14	(a)	1,220	1,245,888
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%		06/29/20		100	109,872
Kommunalbanken AS (Norway), Sr. Unsec’d Notes, 144A	1.125%		05/23/18		382	371,075
Pemex Project Funding Master Trust (Mexico), Sr. Unsec’d. Notes	6.625%		06/15/35		255	268,388

Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16		195	194,846
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23	(a)	115	105,369
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/18/24		65	65,000
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21		300	322,500
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41		85	88,825
RSHB Capital SA For OJSC Russian Agricultural Bank (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17		460	490,475

TOTAL FOREIGN AGENCIES (cost $3,445,554)					3,460,738

MUNICIPAL BONDS — 0.4%
California — 0.1%
Bay Area Toll Authority, Taxable, Revenue Bonds, BABs	6.263%	04/01/49		220	263,870
State of California, GO, Tax. Var. Purp., BABs	7.500%	04/01/34		15	19,088
State of California, GO, BABs	7.300%	10/01/39		210	264,094

					547,052

Illinois — 0.1%
City of Chicago IL, O’Hare Int’l. Arpt., BABs	6.395%	01/01/40		160	178,491
State of Illinois, Taxable, GO	4.421%	01/01/15		90	92,882

					271,373

New Jersey — 0.1%
New Jersey State Turnpike Auth. Rev., Tax. Issuer Subs., Ser. F, BABs	7.414%	01/01/40		165	219,854

New York — 0.1%
New York City Trans. Fin. Auth., Tax. Future, Tax. Secd. Sub., Ser. C-2, BABs	5.767%	08/01/36		190	215,511

Ohio
Ohio State University Gen. Repts., BABs	4.910%	06/01/40		65	65,129
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld. Fd. B-2 Wtr. Quality, BABs	4.879%	12/01/34		45	45,643

					110,772

Oregon
Oregon State Department of Trans. Hwy. User Tax Rev., Taxable Sub. Lien, Ser. A, BABs	5.834%	11/15/34		70	80,582

Pennsylvania
Pennsylvania Turnpike Commission Rev., Ser. B, BABs	5.511%	12/01/45		80	84,889

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, BABs	6.731%	07/01/43		160	177,357

Texas
Texas State Trans. Commission Rev., Taxable First Tier, Ser. B, BABs	5.028%	04/01/26		50	53,781

TOTAL MUNICIPAL BONDS (cost $1,544,044)					1,761,171

SOVEREIGN BONDS — 0.3%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%	01/07/25		200	190,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		225	216,900
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%	01/17/18		165	184,553
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	03/13/20	(a)	200	211,400
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	3.625%	03/15/22		100	100,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%	01/30/20	(a)	100	108,875
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%	03/17/23		160	145,680
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	(a)	118	106,348

TOTAL SOVEREIGN BONDS (cost $1,303,909)					1,264,256

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.9%
Federal Home Loan Bank	0.375%	08/28/15		55	55,034

Federal Home Loan Bank	5.500%		07/15/36		135	156,173
Federal Home Loan Mortgage Corp.	1.375%		05/01/20	(a)	550	515,633
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	(a)	1,655	1,582,122
Federal Home Loan Mortgage Corp.	2.572	%(c)	12/01/35		60	64,261
Federal Home Loan Mortgage Corp.	3.500%		TBA	(f)	1,000	992,188
Federal Home Loan Mortgage Corp.	4.000%		TBA	(f)	1,000	1,026,953
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-11/01/39		990	1,032,362
Federal Home Loan Mortgage Corp.	4.500%		TBA	(f)	2,000	2,116,172
Federal Home Loan Mortgage Corp.	4.500%		10/01/39		616	652,661
Federal Home Loan Mortgage Corp.	5.000%		07/01/18-10/01/35		647	693,243
Federal Home Loan Mortgage Corp.	5.500%		12/01/33-10/01/37		515	565,209
Federal Home Loan Mortgage Corp.	6.000%		01/01/34		141	156,034
Federal Home Loan Mortgage Corp.	7.000%		10/01/31-05/01/32		51	58,265
Federal National Mortgage Assoc.	1.625%		11/27/18	(a)	855	847,868
Federal National Mortgage Assoc.	2.166	%(c)	07/01/37		267	282,000
Federal National Mortgage Assoc.	2.500%		TBA	(f)	1,000	989,688
Federal National Mortgage Assoc.	3.000%		TBA	(f)	2,500	2,551,270
Federal National Mortgage Assoc.	3.000%		TBA	(f)	2,500	2,373,242
Federal National Mortgage Assoc.	3.000%		12/01/42		492	467,508
Federal National Mortgage Assoc.	3.500%		TBA	(f)	1,500	1,568,613
Federal National Mortgage Assoc.	3.500%		06/01/39-05/01/42		3,265	3,246,888
Federal National Mortgage Assoc.	4.000%		TBA	(f)	1,500	1,544,063
Federal National Mortgage Assoc.	4.500%		TBA	(f)	2,500	2,648,926
Federal National Mortgage Assoc.	4.500%		07/01/19-09/01/39		926	982,281
Federal National Mortgage Assoc.	5.000%		TBA	(f)	1,500	1,624,336
Federal National Mortgage Assoc.	5.000%		10/01/18-02/01/36		414	448,785
Federal National Mortgage Assoc.	5.500%		12/01/16-07/01/34		801	885,307
Federal National Mortgage Assoc.	6.000%		09/01/17-08/01/38		1,438	1,606,527
Federal National Mortgage Assoc.	6.500%		07/01/17-10/01/37		1,117	1,240,861
Federal National Mortgage Assoc.	7.000%		06/01/32		32	35,621
Federal National Mortgage Assoc.	7.500%		09/01/30		3	3,234
Federal National Mortgage Assoc.	8.000%		12/01/23		5	6,269
Federal National Mortgage Assoc.	8.500%		02/01/28		6	7,465
Financing Corp. FICO Strip Principal	1.610	%(g)	10/06/17-10/06/17		570	537,057
Government National Mortgage Assoc.	3.000%		TBA	(f)	500	482,852
Government National Mortgage Assoc.	3.000%		TBA	(f)	500	483,086
Government National Mortgage Assoc.	3.500%		TBA	(f)	1,500	1,513,184
Government National Mortgage Assoc.	4.000%		TBA	(f)	2,500	2,599,317
Government National Mortgage Assoc.	4.500%		TBA	(f)	750	801,855
Government National Mortgage Assoc.	5.500%		07/15/33-02/15/36		938	1,045,598
Government National Mortgage Assoc.	6.500%		09/15/23-08/15/32		295	329,675
Government National Mortgage Assoc.	7.000%		06/15/24-05/15/31		58	66,965
Government National Mortgage Assoc.	7.500%		04/15/29-05/15/31		8	8,711
Government National Mortgage Assoc.	8.000%		08/15/22-06/15/25		65	74,528

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $40,389,259)						40,969,890

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bonds	3.625%		08/15/43		895	845,216
U.S. Treasury Bonds	3.750%		11/15/43		180	173,981
U.S. Treasury Inflation Indexed Bonds(h)	0.125%		04/15/18		2,097	2,138,369
U.S. Treasury Inflation Indexed Bonds	0.375%		07/15/23		482	464,623
U.S. Treasury Inflation Indexed Bonds	0.625%		02/15/43		142	109,358
U.S. Treasury Notes	0.375%		06/30/15		545	546,128
U.S. Treasury Notes	0.625%		04/30/18		815	785,966
U.S. Treasury Notes	1.250%		11/30/18	(a)	1,300	1,272,172
U.S. Treasury Notes(i)	1.375%		06/30/18		1,050	1,042,043
U.S. Treasury Notes	1.500%		12/31/18		1,235	1,221,106
U.S. Treasury Notes	2.375%		12/31/20		7,460	7,430,861

U.S. Treasury Notes	2.750%		11/15/23	(a)	30	29,348
U.S. Treasury Notes	4.500%		05/15/17		890	993,185
U.S. Treasury Strip Coupon	2.750	%(g)	08/15/21		735	596,951
U.S. Treasury Strip Principal	8.020	%(g)	02/15/43		875	259,568
U.S. Treasury Strip Principal	8.070	%(g)	05/15/43	(a)	700	205,547

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,241,593)						18,114,422

TOTAL LONG-TERM INVESTMENTS (cost $322,720,468)						397,727,171

					Shares
SHORT-TERM INVESTMENTS — 11.6%
AFFILIATED MUTUAL FUNDS — 11.5%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $21,115,014)(j)					2,177,263	20,270,315
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $27,372,302; includes $11,200,110 of cash collateral received for securities on loan)(j)(k)					27,372,302	27,372,302

TOTAL AFFILIATED MUTUAL FUNDS (cost $48,487,316)						47,642,617

			Counterparty		Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14			Barclays Bank PLC		4,590	46
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14			Citibank NA		5,625	57
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14			Citibank NA		5,625	57

TOTAL OPTIONS PURCHASED (cost $16,773)						160

					Principal Amount (000)
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills, 0.060%, 03/20/14 (cost $389,949)(i)(g)					390	389,950

TOTAL SHORT-TERM INVESTMENTS (cost $48,894,038)						48,032,727

TOTAL INVESTMENTS — 107.9% (cost $371,614,506)(l)						445,759,898
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (7.9)%						(32,535,495)

NET ASSETS — 100.0%						$413,224,403

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS	Asset-Backed Security
ASX	Australian Securities Exchange
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CVA	Certificate Van Anadelen (Bearer)
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MSCI EAFE	Morgan Stanley Capital International Europe, Australasia and Far East
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,935,814; cash collateral of $11,200,110 (included with liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2013.
(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $889,045. The aggregate value of $970,486, is approximately 0.2% of net assets.
(f)	All or a partial principal amount of $15,250,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(g)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$375,016,080

Appreciation	75,738,080
Depreciation	(4,994,262)

Net Unrealized Appreciation	$70,743,818

The book basis may differ from tax basis due to certain tax related adjustments.

(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at December 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2013	Unrealized Appreciation (Depreciation)
	Long Positions:
132	5 Year U.S. Treasury Notes	Mar. 2014	$15,890,947	$15,749,250	$(141,697)
16	10 Year U.S. Treasury Notes	Mar. 2014	1,977,879	1,968,750	(9,129)
27	90 Day Euro Dollar	Sept. 2016	6,631,633	6,611,288	(20,345)
9	DJ Euro Stoxx 50 Index	Mar. 2014	365,376	384,812	19,436
2	FTSE 100 Index	Mar. 2014	213,877	221,816	7,939
3	MSCI EAFE Index Mini	Mar. 2014	276,472	287,670	11,198
34	S&P 500 E-Mini	Mar. 2014	3,006,950	3,129,870	122,920
1	TOPIX Index	Mar. 2014	119,342	123,682	4,340

					$(5,338)

	Short Positions:
27	90 Day Euro Dollar	Sept. 2015	$6,694,404	$6,691,275	$3,129
16	U.S. Long Bond	Mar. 2014	2,086,035	2,053,000	33,035
13	U.S. Ultra Bond	Mar. 2014	1,804,406	1,771,250	33,156

					$69,320

					$63,982

Interest rate swap agreements outstanding at December 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
245	09/14/16	1.206%	3 month LIBOR(1)	$(3,941)	$—	$(3,941)	Deutsche Bank AG
1,570	02/28/17	0.680%	3 month LIBOR(2)	(9,741)	—	(9,741)	Citibank NA
915	08/31/17	0.751%	3 month LIBOR(1)	12,146	—	12,146	Bank of Nova Scotia
382	05/17/18	0.989%	3 month LIBOR(1)	8,258	—	8,258	Credit Suisse International

				$6,722	$—	$6,722

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
1,730	02/28/18	1.649%	3 month LIBOR(1)	$158	(15,857)	$(16,015)
785	11/27/18	1.592%	3 month LIBOR(1)	154	5,985	5,831
1,230	08/31/20	2.084%	3 month LIBOR(1)	157	22,742	22,585
1,625	08/31/20	2.218%	3 month LIBOR(1)	160	16,204	16,044
1,140	08/31/20	2.220%	3 month LIBOR(1)	157	11,298	11,141
275	08/31/20	2.490%	3 month LIBOR(1)	152	(2,005)	(2,157)
270	01/22/22	2.785%	3 month LIBOR(1)	152	(914)	(1,066)
480	01/31/22	2.505%	3 month LIBOR(1)	153	8,589	8,436
2,390	08/05/23	4.210%	3 month LIBOR(2)	161	(33,213)	(33,374)
955	08/06/23	4.220%	3 month LIBOR(2)	154	(12,879)	(13,033)
1,210	10/28/23	4.029%	3 month LIBOR(2)	155	(28,438)	(28,593)

				$1,713	$(28,488)	$(30,201)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at December 31, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues - Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	240	$(628)	$—	$(628)	JPMorgan Chase Bank
Newell Rubbermaid, Inc.	06/20/18	1.000%	300	(7,763)	—	(7,763)	Morgan Stanley Capital Services, Inc.
Simon Property Group LP	06/20/18	0.970%	500	(11,598)	—	(11,598)	Morgan Stanley Capital Services, Inc.

				$(19,989)	$—	$(19,989)

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$241,803,707	$20,404,202	$—
Exchange Traded Fund	710,836	—	—
Preferred Stocks	81,750	102,860	—
Right	928	—	—
Corporate Bonds	—	38,785,018	549,462
Asset-Backed Securities	—	8,254,269	298,800
Collateralized Mortgage Obligations	—	1,094,854	—
Commercial Mortgage-Backed Securities	—	18,547,409	—
Covered Bonds	—	1,522,599	—
Foreign Agencies	—	3,460,738	—
Municipal Bonds	—	1,761,171	—
Sovereign Bonds	—	1,264,256	—
U.S. Government Agency Obligations	—	40,969,890	—
U.S. Treasury Obligations	—	18,504,372	—
Affiliated Mutual Funds	47,642,617	—	—
Options Purchased	—	160	—
Other Financial Instruments*
Futures Contracts	63,982	—	—
Interest Rate Swaps	(30,201)	6,722	—
Credit Default Swap Agreements	—	(19,989)	—

Total	$290,273,619	$154,658,531	$848,262

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Series as of December 31, 2013 categorized by risk exposure:

Derivative Fair Value at 12/31/13
Credit contracts	$(19,989)
Equity contracts	166,761
Interest rate contracts	(125,170)

Total	$21,602

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    February 19, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date     February 19, 2014

*	Print the name and title of each signing officer under his or her signature.